UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2012

Date of reporting period: February 29, 2012

Item 1.	Reports to Stockholders.

SEI Tax Exempt Trust

Semi-Annual Report as of February 29, 2012

Tax Free Fund

Institutional Tax Free Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

California Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios ecurities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.0%

Arizona — 0.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3598, RB
0.210%, 03/03/12 (A)	$1,500	$1,500
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.210%, 03/01/12 (A)	1,725	1,725

		3,225

California — 4.6%
ABAG Finance, Authority for Nonprofit, RB
0.110%, 03/01/12 (A) (B)	2,015	2,015
California State, Communities Development Authority, Ser 2680, RB
0.220%, 03/01/12 (A) (B)	4,100	4,100
Eclipse Funding Trust, RB
0.170%, 03/01/12 (A) (B)	8,300	8,300
JP Morgan Chase Putters/Drivers, Ser 3584, RB
0.220%, 03/01/12 (A)	2,190	2,190
Santa Clara Valley Transportation Authority, Ser D, RB
0.080%, 03/01/12 (A)	10,000	10,000

		26,605

Colorado — 3.3%
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.210%, 03/01/12 (A) (B)	4,795	4,795
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, RB
0.130%, 03/01/12 (A) (B)	1,100	1,100
Colorado State, Educational & Cultural Facilities Authority, RB
0.140%, 03/01/12 (A) (B)	300	300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Educational & Cultural Facilities Authority, RB
0.100%, 03/01/12 (A) (B)	$7,110	$7,110
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.150%, 03/01/12 (A) (B)	5,800	5,800

		19,105

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Ser B, RB
0.150%, 03/01/12 (A) (B)	1,900	1,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 03/01/12 (A) (B)	5,435	5,435

		7,335

Florida — 4.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.100%, 03/01/12 (A) (B)	10,000	10,000
BB&T Municipal Trust, Ser 1020, RB
0.230%, 03/01/12 (A) (B)	1,060	1,060
Broward County, Educational Facilities Authority, Ser A, RB
0.160%, 03/07/12 (A) (B)	3,000	3,000
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.480%, 03/01/12 (A) (B)	575	575
Duval County, Housing Finance Authority, RB
0.150%, 03/01/12 (A) (B)	100	100
Eclipse Funding Trust, Solar Eclipse, Miami, Ser 2007-0045, RB
0.120%, 03/01/12 (A) (B)	2,940	2,940
Florida State, Housing Finance Authority, RB
0.140%, 03/07/12 (A) (B)	1,400	1,400
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.200%, 03/01/12 (A) (B)	3,600	3,600
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.150%, 03/01/12 (A) (B)	1,800	1,800

		24,475

Georgia — 2.8%
Cobb County, Development Authority, RB
0.130%, 03/01/12 (A) (B)	2,500	2,500

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Macon, Water Authority, Ser A, RB
0.140%, 03/01/12 (A)	$1,700	$1,700
Main Street Natural Gas, Ser A, RB
0.160%, 03/01/12 (A)	12,000	12,000

		16,200

Illinois — 5.6%
BB&T Municipal Trust, Ser 5001, RB
0.250%, 03/01/12 (A) (B)	3,040	3,040
Bloomington, GO
0.180%, 03/07/12 (A)	1,450	1,450
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.140%, 03/07/12 (A)	9,940	9,940
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.240%, 03/07/12 (A) (B)	900	900
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.140%, 03/07/12 (A) (B)	700	700
Illinois State, Development Finance Authority, McGaw YMCA Project, RB
0.140%, 03/01/12 (A) (B)	3,600	3,600
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.150%, 03/07/12 (A) (B)	6,100	6,100
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.250%, 03/01/12 (A)	1,600	1,600
Schaumburg Village, Ser A, GO
0.200%, 03/01/12 (A)	1,300	1,300
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.560%, 03/01/12 (A) (B)	4,350	4,350

		32,980

Indiana — 4.5%
Indiana State, Development Finance Authority, RB
0.130%, 03/07/12 (A)	5,100	5,100
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.170%, 03/01/12 (A) (B)	2,215	2,215
Indiana State, Finance Authority, Ser C, RB
0.100%, 03/07/12 (A) (B)	5,000	5,000
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.110%, 03/01/12 (A) (B)	4,260	4,260

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.260%, 03/01/12 (A) (B)	$3,400	$3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.200%, 03/01/12 (A) (B)	585	585
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.190%, 03/01/12 (A) (B)	990	990
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.150%, 03/01/12 (A) (B)	4,900	4,900

		26,450

Iowa — 0.2%
Iowa State, Finance Authority, Morningside College Project, RB
0.150%, 03/01/12 (A) (B)	1,400	1,400

Kentucky — 2.7%
Boone County, Poll Control Revenue Authority, RB
0.120%, 03/07/12 (A) (B)	5,500	5,500
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.210%, 03/01/12 (A)	2,965	2,965
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.150%, 03/02/12 (A) (B)	7,300	7,300

		15,765

Louisiana — 0.4%
Louisiana, Municipal Gas Authority, Ser 1411Q, RB
0.210%, 03/01/12 (A) (B)	2,100	2,100

Massachusetts — 5.6%
Massachusetts State, Central Artery Project, Ser B, GO
0.060%, 03/01/12 (A)	15,250	15,250
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.150%, 03/01/12 (A) (B)	2,655	2,655
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.140%, 03/01/12 (A) (B)	475	475

2	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	$2,940	$2,942
Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	6,750	6,754
Worcester, TRAN
1.300%, 06/15/12	4,706	4,711

		32,787

Michigan — 1.0%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.180%, 03/01/12 (A)	1,710	1,710
Lakewood, Public Schools, Putters, Ser 2624Z, GO, AGM
0.130%, 03/01/12 (A)	3,915	3,915

		5,625

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.140%, 03/07/12 (A) (B)	1,000	1,000

Mississippi — 2.2%
Mississippi State, Business Finance Commission, Ser A, RB
0.070%, 03/01/12 (A)	13,000	13,000

Missouri — 1.3%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.240%, 03/01/12 (A) (B)	1,080	1,080
Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	1,950	1,950
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.150%, 03/01/12 (A) (B)	1,200	1,200
St. Louis, Industrial Development Authority, RB
0.220%, 03/01/12 (A) (B)	3,170	3,170

		7,400

Nebraska — 2.0%
Central Plains, Energy Project No. 2, RB
0.160%, 03/01/12 (A)	6,960	6,960
Douglas County, Hospital Authority No. 3, RB
0.190%, 03/01/12 (A)	5,030	5,030

		11,990

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.6%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.110%, 03/01/12 (A) (B)	$2,500	$2,500
New Hampshire State, Health & Education Facilities Authority, RB
0.180%, 03/01/12 (A) (B)	1,170	1,170

		3,670

New Jersey — 0.8%
Borough of Cresskill, BAN
1.250%, 03/09/12	1,341	1,341
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,000	2,001
Old Bridge Township, BAN
2.000%, 04/25/12	1,600	1,601

		4,943

New York — 14.9%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.230%, 03/01/12 (A) (B)	975	975
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.260%, 03/01/12 (A)	6,450	6,450
Board of Cooperative, Educational Services for the Sole Supervisory District, RB
1.500%, 06/22/12	2,500	2,501
Campbell-Savona, Central School District, TRAN
1.100%, 06/22/12	2,300	2,301
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.200%, 03/01/12 (A) (B)	4,230	4,230
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.350%, 06/29/12	8,700	8,703
Hornell City, School District, BAN
1.250%, 06/29/12	3,665	3,668
New York City, GO
0.070%, 03/01/12 (A) (B)	17,380	17,380
New York City, Housing Development, Ser A, RB
0.130%, 03/01/12 (A) (B)	4,100	4,100
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.070%, 03/01/12 (A)	5,000	5,000

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, MSMC Realty Project, RB
0.130%, 03/07/12 (A) (B)	$990	$990
New York City, Industrial Development Agency, United Jewish Appeal Project, Ser B, RB
0.120%, 03/07/12 (A)	200	200
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.110%, 03/01/12 (A)	100	100
New York City, Sub-Ser A-2, GO
0.180%, 03/07/12 (A) (B)	200	200
New York City, Sub-Ser J-10, GO
0.110%, 03/01/12 (A) (B)	1,300	1,300
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.120%, 03/01/12 (A) (B)	1,850	1,850
New York State, Dormitory Authority, Ser 11663, RB, FHA
0.170%, 03/01/12 (A)	18,875	18,875
New York State, Dormitory Authority, Ser A, RB
0.110%, 03/01/12 (A)	1,200	1,200
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.110%, 03/07/12 (A) (B)	4,350	4,350
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.230%, 03/07/12 (A) (B)	2,495	2,495

		86,868

North Carolina — 2.6%
North Carolina State, Medical Care Commission, Ser B, RB
0.100%, 03/01/12 (A)	15,000	15,000

Ohio — 4.1%
American Municipal Power, RB
1.250%, 10/25/12	3,000	3,005
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.150%, 03/01/12 (A) (B)	8,100	8,100
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.190%, 03/01/12 (A) (B)	865	865
Hamilton County, RB
0.140%, 03/02/12 (A) (B)	7,500	7,500
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.170%, 03/01/12 (A) (B)	2,130	2,130
North Royalton, BAN
1.375%, 05/31/12	1,275	1,276

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State University, Ser B, RB
0.110%, 03/07/12 (A)	$1,200	$1,200

		24,076

Oregon — 1.0%
Oregon State, GO
0.130%, 03/07/12 (A)	5,965	5,965

Pennsylvania — 7.1%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.170%, 03/01/12 (A) (B)	2,595	2,595
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.170%, 03/01/12 (A) (B)	1,070	1,070
BB&T Municipal Trust, Ser 2061, RB, FSA
0.160%, 03/01/12 (A)	600	600
Erie, School District, TRAN
2.000%, 06/30/12	5,905	5,919
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.140%, 03/01/12 (A) (B)	1,475	1,475
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.160%, 03/01/12 (A) (B)	220	220
New Castle Area, Hospital Authority, RB
0.140%, 03/01/12 (A) (B)	15,000	15,000
Pennsylvania State, Economic Development Financing Authority, RB
0.150%, 03/01/12 (A) (B)	10,415	10,415
RBC Municipal Products Trust, Ser C-15, RB
0.140%, 03/01/12 (A) (B)	4,000	4,000

		41,294

Puerto Rico — 1.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.100%, 03/07/12 (A) (B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.170%, 03/01/12 (A)	7,435	7,435
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.140%, 03/01/12 (A)	1,700	1,700

		10,135

Rhode Island — 0.2%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	1,000	1,003

4	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.3%
Piedmont Municipal Power Agency, Ser C, RB
0.100%, 03/01/12 (A) (B)	$500	$500
South Carolina State, Educational Facilities Authority, Anderson College Project, RB
0.240%, 03/01/12 (A) (B)	1,190	1,190

		1,690

Texas — 6.7%
City of Austin, Water & Wastewater System Revenue, RB
0.110%, 03/01/12 (A) (B)	6,000	6,000
Gulf Coast, Waste Disposal Authority, RB
0.100%, 03/07/12 (A)	5,900	5,900
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.120%, 03/01/12 (A)	2,175	2,175
Port of Port Arthur, Navigation District, Ser A, RB
0.120%, 03/01/12 (A)	7,100	7,100
RBC Municipal Products Trust, Ser E-18, RB
0.140%, 03/01/12 (A) (B)	17,000	17,000
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.210%, 03/07/12 (A) (B)	1,000	1,000

		39,175

Utah — 2.9%
Murray, IHC Health Services Project, Ser C, RB
0.120%, 03/01/12 (A)	9,650	9,650
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.140%, 03/07/12 (A)	7,015	7,015

		16,665

Washington — 2.3%
Eclipse Funding Trust, RB
0.110%, 03/01/12 (A) (B)	2,000	2,000
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL-RE
0.140%, 03/07/12 (A)	11,065	11,065
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.150%, 03/01/12 (A) (B)	100	100

		13,165

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 4.6%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.150%, 03/01/12 (A) (B)	$1,150	$1,150
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.150%, 03/01/12 (A) (B)	1,000	1,000
Wisconsin State, Health & Educational Facilities Authority, RB
0.140%, 03/01/12 (A) (B)	7,370	7,370
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.260%, 03/01/12 (A)	12,352	12,352
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser B, RB
0.100%, 03/01/12 (A) (B)	5,000	5,000

		26,872

Multi-State — 5.8%
BB&T Municipal Trust, Ser 1007, RB
0.250%, 03/01/12 (A) (B)	1,470	1,470
BB&T Municipal Trust, Ser 1015, RB
0.250%, 03/01/12 (A) (B)	2,300	2,300
BB&T Municipal Trust, Ser 1039, RB
0.250%, 03/01/12 (A) (B)	13,675	13,675
BB&T Municipal Trust, Ser 2008, RB
0.160%, 03/01/12 (A) (B)	9,995	9,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 03/01/12 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.250%, 03/01/12 (A) (B)	5,713	5,713

		33,853

Total Municipal Bonds (Cost $571,816) ($ Thousands)		571,816

Total Investments — 98.0% (Cost $571,816) ($ Thousands)		$571,816

Percentages are based on Net Assets of $583,237 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FHLMC — Federal Home Loan Mortgage Corporation

FHA — Federal Housing Administration

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 29, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

Alabama — 0.6%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.300%, 03/02/12 (A) (B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.180%, 03/01/12 (B)	5,000	5,000

		6,100

Arizona — 2.1%
Arizona State, Board of Rights, Ser B, RB
0.110%, 03/07/12 (A) (B)	5,300	5,300
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.210%, 03/01/12 (B)	6,400	6,400
Pima County, Industrial Development Authority, RB
0.210%, 03/01/12 (B)	9,300	9,300

		21,000

Arkansas — 0.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.180%, 03/01/12 (B)	5,345	5,345

California — 7.1%
California State, Communities Development Authority, Ser 3048, RB
0.280%, 03/01/12 (B)	11,983	11,983
California State, Communities Development Authority, RB
0.130%, 03/07/12 (B)	16,500	16,500
California State, Infrastructure & Economic Development Bank, RB
0.080%, 03/01/12 (B)	8,600	8,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Chase Putters/Drivers Trust, Ser 3584, RB
0.220%, 03/01/12 (B)	$3,000	$3,000
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.190%, 03/01/12 (B)	3,500	3,500
Los Angeles County, RB, FHLMC
0.130%, 03/05/12 (B)	2,700	2,700
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.230%, 03/01/12 (B)	16,595	16,595
San Diego County, Museum of Art Project, COP
0.170%, 03/01/12 (A) (B)	1,200	1,200
San Rafael, Redevelopment Agency, Ser A, RB
0.180%, 03/07/12 (A) (B)	1,700	1,700
Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 03/01/12 (B)	6,965	6,965

		72,743

Colorado — 3.6%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, RB
0.120%, 03/01/12 (A) (B)	2,100	2,100
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.240%, 03/01/12 (B)	27,700	27,700
Colorado State, Health Facilities Authority, RB, AGM
0.160%, 03/01/12 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.170%, 03/01/12 (A) (B)	2,990	2,990

		36,505

Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Ser B, RB
0.150%, 03/01/12 (A) (B)	2,900	2,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.130%, 03/01/12 (A) (B)	1,925	1,925

		4,825

Delaware — 1.2%
Delaware State, Health Facilities Authority, Ser A, RB
0.100%, 03/01/12 (B)	12,600	12,600

6	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 4.0%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.150%, 03/01/12 (A) (B)	$18,340	$18,340
BB&T Municipal Trust, Ser 1020, RB
0.230%, 03/01/12 (A) (B)	4,340	4,340
Broward County, Educational Facilities Authority, Ser A, RB
0.160%, 03/07/12 (A) (B)	3,665	3,665
Duval County, Housing Finance Authority, RB
0.150%, 03/01/12 (A) (B)	1,500	1,500
JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.160%, 03/01/12 (B)	4,590	4,590
JP Morgan Chase Putters/Drivers Trust, Ser 3617, RB
0.160%, 03/01/12 (B)	2,225	2,225
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.100%, 03/01/12 (A) (B)	3,800	3,800
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 03/01/12 (A) (B)	2,375	2,375

		40,835

Georgia — 3.5%
Macon, Water Authority, Ser A, RB
0.140%, 03/01/12 (B)	1,625	1,625
Main Street Natural Gas, Ser A, RB
0.160%, 03/01/12 (B)	20,900	20,900
Private Colleges & Universities Authority, Ser B-1, RB
0.090%, 03/01/12 (B)	12,800	12,800

		35,325

Illinois — 5.4%
BB&T Municipal Trust, Ser 5001, RB
0.230%, 03/01/12 (A) (B)	15,000	15,000
Chicago, Ser D, GO
0.100%, 03/01/12 (A) (B)	25,000	25,000
Illinois State, Finance Authority, Glenkirk Project, RB
0.380%, 03/01/12 (A) (B)	1,310	1,310
Schaumburg Park District, Ser B, GO
2.000%, 12/15/12	1,260	1,273
Village of Peoria Heights, Christian School Project, RB
0.170%, 03/01/12 (A) (B)	2,140	2,140
Wells Fargo Stage Trust, Ser 5C, GO, AMBAC
0.140%, 03/01/12 (B)	10,790	10,790

		55,513

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 5.0%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.160%, 03/01/12 (A) (B)	$1,700	$1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.160%, 03/01/12 (A) (B)	3,535	3,535
Indiana State, Development Finance Authority, RB
0.130%, 03/07/12 (B)	20,100	20,100
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.150%, 03/01/12 (A) (B)	1,045	1,045
Indiana State, Finance Authority, RB
0.090%, 03/01/12 (A) (B)	10,000	10,000
Indiana State, Finance Authority, RB
0.170%, 03/01/12 (A) (B)	4,350	4,350
Indiana State, Finance Authority, Ser C, RB
0.100%, 03/07/12 (A) (B)	7,590	7,590
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.150%, 03/01/12 (A) (B)	1,300	1,300
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.180%, 03/01/12 (B)	1,625	1,625

		51,245

Iowa — 1.3%
Iowa State, Finance Authority, Graceland University Project, RB
0.226%, 03/01/12 (A) (B)	2,700	2,700
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.150%, 03/01/12 (A) (B)	4,940	4,940
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.120%, 03/01/12 (A) (B)	800	800
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.150%, 03/01/12 (A) (B)	400	400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.140%, 03/07/12 (A) (B)	4,900	4,900

		13,740

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.150%, 03/01/12 (A) (B)	$1,910	$1,910

Kentucky — 0.9%
Daviess County, Wendell Fosters Campus Project, RB
0.190%, 03/01/12 (A) (B)	2,470	2,470
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.210%, 03/01/12 (B)	2,360	2,360
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.170%, 03/01/12 (A) (B)	3,850	3,850
Shelby County, Ser A, RB
0.120%, 03/01/12 (A) (B)	100	100

		8,780

Louisiana — 3.0%
Louisiana State, Public Facilities Authority, Ser A, RB
0.120%, 03/07/12 (B)	15,535	15,535
Louisiana State, Public Facilities Authority, Ser B, RB
0.100%, 03/07/12 (B)	15,600	15,600

		31,135

Maine — 0.5%
Ellsworth, TRAN
1.500%, 12/12/12	4,599	4,631

Maryland — 0.5%
Maryland Stadium Authority, RB
0.120%, 03/10/12 (B)	5,000	5,000

Massachusetts — 3.6%
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.170%, 03/01/12 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.170%, 03/01/12 (B)	4,400	4,400
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.130%, 03/01/12 (A) (B)	5,075	5,075
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.140%, 03/01/12 (A) (B)	1,150	1,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.140%, 03/01/12 (A) (B)	$1,425	$1,425
Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	4,590	4,593
Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	11,000	11,006
Worcester, TRAN
1.250%, 11/08/12	7,297	7,311

		36,385

Michigan — 3.1%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.160%, 03/01/12 (B)	7,865	7,865
Michigan State, Housing Development Authority, Ser A, RB, FNMA
0.150%, 03/01/12 (B)	2,700	2,700
Michigan State, Strategic Fund, Consumers Energy Project, RB
0.110%, 03/07/12 (A) (B)	17,500	17,500
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.170%, 03/01/12 (A) (B)	3,300	3,300

		31,365

Minnesota — 1.8%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.140%, 03/07/12 (A) (B)	2,255	2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.140%, 03/01/12 (A) (B)	330	330
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.160%, 03/07/12 (A) (B)	875	875
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.150%, 03/01/12 (A) (B)	6,133	6,133
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.150%, 03/01/12 (A) (B)	795	795
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.150%, 03/01/12 (A) (B)	5,000	5,000
Woodbury, Saint Ambrose Project, RB
0.280%, 03/07/12 (A) (B)	2,500	2,500

		17,888

8	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.2%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.550%, 03/01/12 (A) (B)	$2,500	$2,500

Missouri — 0.9%
Kansas City, Industrial Development Authority, RB
0.110%, 03/01/12 (B)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.150%, 03/01/12 (A) (B)	100	100
Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	3,050	3,050
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.170%, 03/01/12 (A) (B)	100	100

		9,250

Nebraska — 1.9%
Central Plains, Energy Project No. 2, RB
0.160%, 03/01/12 (B)	17,015	17,015
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.140%, 03/07/12 (A) (B)	2,800	2,800

		19,815

Nevada — 0.8%
Washoe County, Economic Development Authority, Sierra Nevada College Project, RB
0.130%, 03/01/12 (B)	8,050	8,050

New Hampshire — 2.9%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.130%, 03/01/12 (A) (B)	10,400	10,400
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.130%, 03/01/12 (A) (B)	2,400	2,400
New Hampshire State, Health & Education Facilities Authority, RB
0.140%, 03/07/12 (A) (B)	2,600	2,600
New Hampshire State, Health & Education Facilities Authority, Ser 11819, RB
0.150%, 03/01/12 (B)	14,750	14,750

		30,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 1.5%
Borough of Cresskill, BAN
1.250%, 03/09/12	$2,000	$2,000
Borough of Maywood, BAN
2.000%, 03/16/12	3,367	3,367
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,733	2,735
New Jersey State, Economic Development Authority, Jewish Community Center Project, RB
0.390%, 03/07/12 (A) (B)	2,085	2,085
Township of Little Egg Harbor, TRAN
1.250%, 02/08/13	4,296	4,302
Township of Long Beach, Ser B, TRAN
1.500%, 03/30/12	1,195	1,195

		15,684

New York — 7.0%
Albany, Industrial Development Agency, Research Foundation of the State University of New York Project, Ser A, RB
0.280%, 03/01/12 (B)	3,400	3,400
Board of Cooperative Educational Services, RB
1.500%, 06/22/12	4,000	4,001
Campbell-Savona, Central School District, TRAN
1.100%, 06/22/12	3,875	3,877
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.200%, 03/01/12 (A) (B)	3,355	3,355
Greater Southern Tier Board of Cooperative Educational Services, RB
1.350%, 06/29/12	15,800	15,805
Hornell City, School District, BAN
1.250%, 06/29/12	5,970	5,975
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.170%, 03/01/12 (B)	4,995	4,995
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.070%, 03/01/12 (B)	5,000	5,000
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.110%, 03/01/12 (B)	1,200	1,200
New York State, Dormitory Authority, Ser 11559, RB
0.150%, 03/01/12 (B)	3,500	3,500
New York State, Dormitory Authority, Ser 11663, RB, FHA
0.170%, 03/01/12 (B)	8,000	8,000

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Ser A, RB
0.110%, 03/01/12 (B)	$100	$100
New York State, Dormitory Authority, Wagner College Project, RB
0.120%, 03/07/12 (A) (B)	6,760	6,760
Putnam County, Industrial Development Agency, Ser A, RB
0.120%, 03/01/12 (A) (B)	2,700	2,700
Sales Tax Asset Receivable, Putters, Ser 599, RB, NATL
0.150%, 03/01/12 (B)	3,080	3,080
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.200%, 03/01/12 (B)	300	300

		72,048

North Carolina — 4.9%
BB&T Municipal Trust, Ser 1021, RB
0.250%, 03/01/12 (A) (B)	6,535	6,535
BB&T Municipal Trust, Ser 1027, RB
0.250%, 03/01/12 (A) (B)	6,390	6,390
BB&T Municipal Trust, Ser 1037, RB
0.320%, 03/01/12 (A) (B)	5,025	5,025
North Carolina State, Educational Facilities Finance Agency, Wingate University Project, RB
0.280%, 03/01/12 (A) (B)	8,420	8,420
North Carolina State, Medical Care Commission, Ser B, RB
0.100%, 03/01/12 (B)	23,725	23,725
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.160%, 03/01/12 (A) (B)	125	125

		50,220

Ohio — 2.2%
American Municipal Power, RB
1.250%, 10/25/12	6,369	6,379
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.150%, 03/01/12 (A) (B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.190%, 03/01/12 (A) (B)	2,780	2,780
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.170%, 03/01/12 (A) (B)	2,400	2,400
North Royalton, BAN
1.375%, 05/31/12	2,300	2,302

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State University, Ser B, RB
0.110%, 03/07/12 (B)	$100	$100
Summit County, Port Authority, Barberton YMCA Project, RB
0.170%, 03/07/12 (A) (B)	2,480	2,480

		22,206

Oregon — 0.7%
Oregon State, GO
0.130%, 03/07/12 (B)	7,500	7,500

Pennsylvania — 5.6%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.160%, 03/01/12 (A) (B)	1,000	1,000
BB&T Municipal Trust, Ser 2061, RB, FSA
0.160%, 03/01/12 (B)	2,500	2,500
Delaware County, Industrial Development Authority, Ser G, RB
0.110%, 03/07/12 (B)	3,900	3,900
Erie, School District, TRAN
2.000%, 06/30/12	9,230	9,253
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.140%, 03/01/12 (A) (B)	1,600	1,600
New Castle Area, Hospital Authority, RB
0.140%, 03/01/12 (A) (B)	4,820	4,820
Northampton County, Higher Education Authority, Ser A, RB
0.110%, 03/01/12 (B)	4,075	4,075
Pennsylvania State, Economic Development Financing Authority, RB
0.150%, 03/01/12 (A) (B)	7,675	7,675
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.160%, 03/01/12 (A) (B)	3,200	3,200
RBC Municipal Products Trust, Ser C-15, RB
0.140%, 03/01/12 (A) (B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.140%, 03/01/12 (A) (B)	9,800	9,800
RBC Municipal Products Trust, Ser E-31, RB
0.140%, 03/01/12 (A) (B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.140%, 03/01/12 (A) (B)	1,820	1,820

		57,643

10	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 2.6%
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.170%, 03/01/12 (B)	$25,800	$25,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.140%, 03/01/12 (B)	1,300	1,300

		27,100

Rhode Island — 0.1%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	1,290	1,294

South Carolina — 0.5%
BB&T Municipal Trust, Ser 1013, COP
0.250%, 03/01/12 (A) (B)	400	400
North Charleston, TA
0.140%, 03/07/12 (B)	1,265	1,265
Piedmont Municipal Power Agency, Ser C, RB
0.100%, 03/01/12 (A) (B)	3,600	3,600

		5,265

South Dakota — 1.7%
South Dakota State, Housing Development Authority, Ser A, RB
0.110%, 03/01/12 (B)	13,900	13,900
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.140%, 03/07/12 (A) (B)	3,900	3,900

		17,800

Texas — 4.6%
City of Austin, Water & Wastewater System Revenue, RB
0.110%, 03/01/12 (A) (B)	19,920	19,920
Eclipse Funding Trust, Solar Eclipse, El Paso, Ser 2006-0071, GO
0.150%, 03/01/12 (A) (B)	3,900	3,900
Harris County, Cultural Education Facilities Finance, Methodist Hospital Project, Sub-Ser C-2, RB
0.090%, 03/01/12 (B)	5,500	5,500
Harris County, Health Facilities Development, Ser 2, RB
0.140%, 03/01/12 (B)	1,700	1,700
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.140%, 03/01/12 (B)	9,935	9,935
Port of Port Arthur, Navigation District, Ser A, RB
0.120%, 03/01/12 (B)	4,050	4,050

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Travis County, Housing Finance, Ser A, RB, FNMA
0.150%, 03/07/12 (B)	$2,175	$2,175

		47,180

Utah — 1.4%
Lehi City, Electric Utility Revenue Authority, RB
0.200%, 03/01/12 (A) (B)	4,700	4,700
Murray, Health Services Project, Ser C, RB
0.090%, 03/01/12 (B)	9,520	9,520
Murray, IHC Health Services Project, Ser C, RB
0.120%, 03/01/12 (B)	300	300

		14,520

Virginia — 0.4%
Chesterfield County, Economic Development Authority, Ser A, RB
0.170%, 03/01/12 (B)	990	990
Russell County, Industrial Development Authority, Ser B, RB
0.100%, 03/07/12 (A) (B)	3,500	3,500

		4,490

Washington — 1.8%
Eclipse Funding Trust, RB
0.120%, 03/01/12 (A) (B)	10,445	10,445
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.310%, 03/01/12 (B)	7,310	7,310
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.150%, 03/01/12 (A) (B)	400	400

		18,155

West Virginia — 0.9%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.170%, 03/01/12 (A) (B)	1,230	1,230
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.280%, 03/07/12 (A) (B)	3,945	3,945
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.200%, 03/01/12 (A) (B)	3,500	3,500

		8,675

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 4.5%
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.100%, 03/01/12 (A) (B)	$1,200	$1,200
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.260%, 03/01/12 (B)	23,104	23,104
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.100%, 03/01/12 (A) (B)	6,465	6,465
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.260%, 03/01/12 (B)	7,005	7,005
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser C, RB
0.100%, 03/01/12 (A) (B)	7,000	7,000
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.180%, 03/01/12 (B)	1,105	1,105

		45,879

Multi-State — 1.6%
BB&T Municipal Trust, Ser 1010, RB
0.200%, 03/01/12 (A) (B)	2,630	2,630
BB&T Municipal Trust, Ser 1012, RB
0.250%, 03/01/12 (A) (B)	6,975	6,975
BB&T Municipal Trust, Ser 1039, RB
0.250%, 03/01/12 (A) (B)	4,125	4,125
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 03/01/12 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.150%, 03/01/12 (B)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.250%, 03/01/12 (A) (B)	687	687

		16,117

Total Municipal Bonds (Cost $994,411) ($ Thousands)		994,411

Total Investments — 97.1% (Cost $994,411) ($ Thousands)		$994,411

Percentages are based on Net Assets of $1,023,961 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

As of February 29, 2012, all the Fund’s investments are Level 2 in accordance with ASC 820 (see Note 2).

The accompanying notes are an integral part of the financial statements.

12	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Alabama — 0.9%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,414
Birmingham, Water Works Board, RB
5.000%, 01/01/21	1,000	1,186
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	2,000	2,087

		8,687

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,209
Alaska State, Housing Finance Authority, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,224
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,094
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,005	1,213
Valdez, Marine Terminal Revenue, RB
5.000%, 01/01/21	1,050	1,267

		15,007

Arizona — 3.7%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/25 (B)	4,000	4,157

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$5,187
Arizona State, School Facilities Board, Ser 2005, RB Callable 07/01/15 @ 100
5.000%, 07/01/16	1,670	1,901
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,804
Arizona State, Water Infrastructure Finance Authority, Ser A, RB
4.000%, 10/01/20	760	892
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 03/01/12 (A)	3,690	4,066
Phoenix, Civic Improvement, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,932
Phoenix, Civic Improvement, Junior Lien, Ser Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,285
Pima County, Industrial Development Authority, Ser A, RB
5.125%, 07/01/15	905	926
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,346
Pima County, Unified School District, GO, AGM Pre-Refunded @ 100
4.750%, 07/01/14 (B)	1,025	1,040
Salt River Project, Agricultural Improvement & Power District, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,687
Salt River Project, Agricultural Improvement & Power District, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	3,018
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,430

		35,671

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,936

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	$1,535	$1,935

		3,871

California — 12.5%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,059
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,950
California State, GO Callable 03/05/12 @ 100
0.080%, 05/01/34 (A) (C)	6,000	6,000
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,944
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,011
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	6,082
California State, GO Callable 10/01/12 @ 100
6.250%, 10/01/19	480	482
California State, GO
5.000%, 03/01/17	2,675	3,153
5.000%, 10/01/18	3,000	3,613
California State, Health Facilities Financing Authority, Ser B, RB Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,845
California State, Infrastructure & Economic Development Bank, Ser B, RB Callable 03/05/12 @ 100
0.090%, 09/01/37 (A) (C)	2,000	2,000
California State, Public Works Board, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,704
California State, Ser A, GO Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,135
5.000%, 07/01/20	5,000	6,055
California State, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,990

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	$3,500	$3,584
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 03/20/12 @ 100
5.000%, 06/01/20	1,000	1,001
Golden State, Tobacco Securitization Project, Ser A-1, RB Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,619
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,204
5.250%, 11/01/20	1,000	1,184
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,312
Lammersville, School District No. 2002, Mountain House Project, SAB Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	931
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,627
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/21	1,650	2,071
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,370
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC Pre-Refunded @ 100
5.000%, 07/01/21 (B)	1,875	1,992
Los Angeles, Wastewater Authority, Sub-Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,408
Northern California Power Agency, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,130
Roseville Westpark, Community Facilities District No. 1, SAB Callable 09/01/12 @ 103
5.200%, 09/01/26	1,000	1,011
Sacramento County, Airport Systems Project, Sub-Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,522

14	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	$2,500	$2,966
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,825
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	4,210
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,931
San Francisco City & County, Public Utilities Commission, Sub- Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,446
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,632
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,553
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,679
Upland, San Antonio Community Hospital Project, COP Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,712

		120,943

Colorado — 0.7%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,326
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
4.875%, 08/01/13	35	35
Denver, Department of Aviation, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,987

		6,348

Connecticut — 1.1%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/16	2,500	2,910

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	$3,500	$4,150
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,501
Connecticut State, Transportation Infrastructure Authority, Ser B, SAB
6.125%, 09/01/12	390	402

		10,963

Delaware — 0.6%
Delaware State, Transportation Authority, RB, NATL-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/18	1,660	1,875
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	3,500	4,236

		6,111

Florida — 8.9%
Broward County, Airport System Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,814
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,760
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,730
Citizens Property Insurance, Coastal Account, Ser Senior A-1, RB
5.000%, 06/01/19	2,000	2,253
Citizens Property Insurance, Secured High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,712
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,758
5.500%, 06/01/17	2,000	2,302
5.250%, 06/01/17	2,815	3,199
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,927
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	3,490	3,735
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,564

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	$5,500	$6,390
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,063
Florida State, Ser A, GO
5.000%, 07/01/20	1,500	1,872
Florida State, Ser D, GO Callable 06/01/21 @ 100
5.000%, 06/01/24	3,550	4,330
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,503
Hillsborough County, SAB, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,719
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,457
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,180
Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,946
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	4,916
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,308
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,654
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,940
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,330
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,649

		86,011

Georgia — 2.2%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,208
6.000%, 11/01/25	1,950	2,349

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Housing & Finance Authority, Single-Family Mortgage Project, Sub-Ser B-4, AMT, RB Callable 04/04/12 @ 100
5.250%, 06/01/20	$1,820	$1,825
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,985
Georgia State, Private Colleges & Universities Authority, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	500	540
Gwinnett County, Development Authority, Public Schools Project, COP, NATL Pre-Refunded @ 100
5.250%, 01/01/14 (B)	2,000	2,179
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,805
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,055	1,068

		20,959

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	795

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,110
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,960

		4,070

Idaho — 0.2%
Boise State, University, Ser A, RB
4.000%, 04/01/21	1,000	1,146
4.000%, 04/01/22	500	573
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 04/04/12 @ 100
5.600%, 01/01/21	90	91

		1,810

16	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 4.7%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	$2,500	$2,875
Chicago, Metropolitan Water Reclamation District, Ser B, GO Callable 12/01/21 @ 100
5.000%, 12/01/31	2,500	2,931
Chicago, Ser A, GO, AGM Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,811
Chicago, Ser A, GO, AGM Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,756
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,229
Illinois State, Finance Authority, RB Callable 03/04/12 @ 100
0.090%, 08/01/44 (A) (C)	2,000	2,000
Illinois State, Finance Authority, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,174
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,075
5.000%, 06/01/15	2,975	3,298
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,899
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	2,600	2,992
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,638
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,351
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,181
Illinois State, Toll Highway Authority, Ser A-1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,567
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,451

		45,228

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 1.3%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	$3,000	$3,502
Indiana University, Student Fee Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,426
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,162
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,855
Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	525	600

		12,545

Iowa — 0.4%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,437
Iowa State, Finance Authority, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,859

		4,296

Kansas — 0.2%
Wyandotte County, Kansas City Unified Government, Sub-Ser B, RB
6.070%, 06/01/21 (D)	3,315	2,178

Louisiana — 0.6%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,292
New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	1,735	1,785

		6,077

Maryland — 3.3%
Baltimore County, GO Callable 02/01/22 @ 100
5.000%, 02/01/29	2,745	3,328
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,456

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	$1,990	$2,092
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,640
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,006
Maryland State, GO
5.000%, 03/01/18	3,500	4,312
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,183
Montgomery County, Ser A, GO Callable 07/01/19 @ 100
5.000%, 07/01/21	5,000	6,131
Montgomery County, Ser A, GO
5.000%, 07/01/17	3,695	4,515

		31,663

Massachusetts — 3.5%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	320	320
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,528
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,189
Massachusetts State, Development Finance Agency, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,332
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,056
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,636
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,623

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$1,500	$2,052
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,772
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,189
5.000%, 08/01/16	2,250	2,681
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,321

		33,699

Michigan — 1.9%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,870
Detroit, Water Supply System Revenue, Ser A, RB Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,499
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,395
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	740	769
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,408
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,322
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,564
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,774

		18,601

Minnesota — 2.5%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,829

18	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Municipal Power Agency, RB Callable 10/01/15 @ 100
5.250%, 10/01/21	$1,000	$1,094
Minnesota State, Tobacco Securitization Authority, Ser B, RB
5.000%, 03/01/21	1,495	1,716
5.000%, 03/01/22	4,275	4,885
Minnesota State, Tobacco Securitization Authority, Ser B, RB Callable 03/01/22 @ 100
5.250%, 03/01/31	1,085	1,186
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,828
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,845
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,948
University of Minnesota, Ser A, RB, GO
5.000%, 12/01/17	2,520	3,090

		24,421

Missouri — 1.0%
Missouri State, Highway & Transportation Commission, Second Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,627
5.250%, 05/01/23	1,290	1,494
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,211
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,860

		9,192

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB Callable 01/22/22 @ 100
5.000%, 01/01/29	2,000	2,316
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,783

		7,099

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.4%
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	$2,800	$3,171
Henderson, Local Improvement Districts, Ser T-18, SAB Callable 09/01/12 @ 103
5.300%, 09/01/35	1,985	1,037

		4,208

New Jersey — 2.5%
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,565
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,584
New Jersey State, Economic Development Authority, Ser EE, RB
5.000%, 09/01/18	3,500	4,212
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,698
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	6,264
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	4,770	5,574

		23,897

New Mexico — 0.7%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/13	2,025	2,124
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,899

		7,023

New York — 11.7%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,857
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,488

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	$2,000	$2,325
New York & New Jersey, Port Authority, JFK International Air Terminal Project, Ser 8, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,754
New York & New Jersey, Port Authority, Ser 131st, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,656
New York & New Jersey, Port Authority, Ser 146, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,770
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,999
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,238
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,127
New York City, Municipal Water Finance Authority, Ser B, RB, AGM Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,321
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,551
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,420
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,758
5.000%, 08/01/22	2,000	2,390
New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,933
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,621
New York City, Sub-Ser A-7, GO Callable 04/01/12 @ 100
0.100%, 08/01/20 (A) (C)	4,200	4,200
New York City, Sub-Ser E5, GO Callable 04/01/12 @ 100
0.100%, 08/01/16 (A) (C)	2,800	2,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 11/01/20	$1,250	$1,558
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	3,047
Callable 02/01/21 @ 100
5.000%, 02/01/24	2,250	2,720
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,345
New York City, Trust for Cultural Resources, Whitney Museum Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,557
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,737
New York State, Dormitory Authority, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,185
5.000%, 05/15/24	930	1,128
New York State, Dormitory Authority, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/24	1,145	1,371
New York State, Dormitory Authority, Ser 1, RB
5.000%, 07/01/21	250	306
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/18	2,530	3,060
New York State, Dormitory Authority, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,451
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,544
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,110
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	193

20	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	$1,580	$1,873
New York State, Local Government Assistance, Sub-Ser 2003A, RB
5.000%, 04/01/17	2,000	2,417
5.000%, 04/01/18	5,000	6,136
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,716
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,400
Triborough, Bridge & Tunnel Authority, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/23	2,500	3,110
Triborough, Bridge & Tunnel Authority, Sub-Ser B-3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,553
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,751

		113,476

North Carolina — 0.6%
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,318
North Carolina State, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,556
University of North Carolina at Chapel Hill, RB Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,857

		5,731

Ohio — 3.2%
Cleveland, Airport System Revenue, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/28	780	845
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,198
Kent State University, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,882

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	$2,500	$2,600
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,025
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,166
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,783
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,791
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,283
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,273
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,383
Ohio State, Water Development Authority, Ser A, RB Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,382

		30,611

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,413

Oregon — 0.8%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,534
Oregon State, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,700
5.000%, 05/01/26	1,545	1,873

		8,107

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 5.5%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	$1,385	$1,467
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,505
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,332
Butler County, Hospital Authority, Butler Health Systems Project, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,809
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB Callable 08/15/20 @ 100
5.250%, 08/15/30	1,380	1,293
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,451
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,112
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,797
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,011
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,880
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,184
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,099
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,873

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	$5,000	$6,091
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,687
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	2,089
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,073
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,472

		53,225

Puerto Rico — 4.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,814
Puerto Rico Commonwealth, Government Development Board, RB, NATL-RE Callable 12/01/12 @ 101
4.750%, 12/01/15	3,035	3,129
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,354
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser 2008, RB
5.500%, 12/01/15	4,370	4,863
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (E)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,025
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,417
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,862
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,482

22	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB Callable 08/01/21 @ 100
5.000%, 08/01/22	$910	$1,090
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Pre-Refunded @ 100
6.125%, 02/01/14 (B)	45	50
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,553
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,563
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	4,186

		40,393

Rhode Island — 0.0%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB Callable 04/04/12 @ 100
4.950%, 10/01/16	420	421

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,331
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	950
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,244

		5,525

Tennessee — 0.4%
Memphis, Electric Systems Revenue Authority, Sub-Ser 2010, RB
5.000%, 12/01/17	1,730	2,127
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,149

		4,276

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 8.5%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	$3,805	$4,456
Conroe, Independent School District, GO Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,470
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,219
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,940
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	335
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,260
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,965
Callable 11/01/21 @ 100
5.000%, 11/01/29	3,160	3,706
Houston, Community College, Northline Mall Campus Project, RB, AMBAC Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,069
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (D)	5,500	5,138
Houston, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,719
Houston, Utility System Revenue, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,507
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,196
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,283

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lower Neches Valley, Authority Industrial Development, RB Callable 03/05/12 @ 100
0.070%, 11/01/38 (A)	$1,500	$1,500
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,857
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,375
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,376
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	289
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,589
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,168
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12	1,640	1,669
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12 (E)	405	412
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	16
Texas A&M University, RB Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,393
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,750
Texas State, Municipal Power Agency, RB, NATL
4.080%, 09/01/16 (D) (E)	25	24
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,077
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,632
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,524

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	$1,600	$1,875
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,353

		82,142

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,886

Vermont — 0.0%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM Callable 11/01/14 @ 100
5.000%, 05/01/34	310	315

Virginia — 1.9%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,123
Commonwealth of Virginia, Ser A, GO
4.000%, 06/01/15	3,000	3,342
Fairfax County, Ser A, GO
5.000%, 04/01/18	1,630	2,012
University of Virginia, Ser B, RB Pre-Refunded @ 100
5.000%, 06/01/13 (B)	2,520	2,670
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	240	250
5.000%, 06/01/21	240	250
Virginia State, College Building Authority, 21st Century College & Equipment Programs Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,469
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,999
4.300%, 07/01/13	1,875	1,913
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,384

		18,412

24	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 3.0%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	$4,015	$4,490
Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,891
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,197
Seattle, Municipal Light & Power Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,300
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,328
5.000%, 07/01/20	5,000	6,231
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/14	2,120	2,347
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,581
Washington State, Ser A, GO Callable 08/01/21 @ 100
5.000%, 08/01/29	3,380	3,982

		29,347

Wisconsin — 0.3%
Wisconsin State, Ser 1, GO
4.000%, 05/01/15	2,500	2,771

Wyoming — 0.3%
Laramie County, Hospital Revenue, RB Callable 05/01/21 @ 100
5.000%, 05/01/27	1,000	1,109
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,649

		2,758

Total Municipal Bonds (Cost $887,607) ($ Thousands)		960,182

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 0.7%

California — 0.7%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	$6,000	$6,143

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		6,143

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (F)†	5,672,214	5,672

Total Cash Equivalent (Cost $5,672) ($ Thousands)		5,672

Total Investments — 100.5% (Cost $899,235) ($ Thousands)		$971,997

Percentages are based on Net Assets of $967,525 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 valuing the Fund’s investments in accordance with ASC 820 (see Note 2) carried at value ($ Thousands):

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$960,182	$—	$960,182
Tax Exempt Corporate Bond	—	6,143	—	6,143
Cash Equivalent	5,672	—	—	5,672

Total Investments in Securities	$5,672	$966,325	$—	$971,997

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	25

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Alabama — 0.4%
Chatom, Industrial Development Board Revenue, RB Callable 08/01/12 @ 100
0.600%, 08/01/37 (A)	$1,500	$1,500
Mobile, Airport Authority, RB
5.500%, 10/01/15	1,420	1,529

		3,029

Arizona — 1.3%
Arizona State, Health Facilities Authority, Ser A, RB Callable 02/01/13 @ 100
1.160%, 02/01/42 (A)	1,000	932
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,266
Scottsdale, Industrial Development Authority, Ser F, RB, AGM
0.610%, 09/01/45 (A)	1,000	1,000
University of Arizona, Ser B, COP, AMBAC Callable 06/01/12 @ 100
5.125%, 06/01/16	3,725	3,764
Yavapai County, Industrial Development Authority, RB
3.000%, 10/01/13	750	775

		8,737

Arkansas — 0.2%
Fort Smith, Ser 2008, RB
3.875%, 09/01/13	350	365
North Little Rock, Electric System Revenue, Ser A, RB, NATL
6.500%, 07/01/15	1,110	1,188

		1,553

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California — 12.5%
California State, Communities Development Authority, Ser E, RB, AGM
0.460%, 07/01/40 (A)	$2,000	$2,000
California State, Communities Development Authority, Ser G, RB
5.250%, 07/01/12	1,200	1,216
California State, Educational Facilities Authority, RB
4.000%, 10/01/13	1,330	1,393
California State, GO Callable 06/01/17 @ 100
0.600%, 06/01/32 (A) (B)	2,000	2,000
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (A)	2,800	2,842
California State, Infrastructure & Economic Development Bank, RB Callable 03/05/12 @ 100
0.660%, 04/01/38 (A)	1,000	1,000
California State, School Cash Reserve Program Authority, Ser Y, RB
2.000%, 01/31/13	1,500	1,520
California State, Sub-Ser B, GO Callable 03/05/12 @ 100
0.300%, 05/01/40 (A) (B)	1,000	1,000
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	4,070
1.700%, 09/01/13 (C)	1,000	985
Fontana, Unified School District, BAN
4.000%, 12/01/12	5,300	5,446
3.875%, 12/01/12 (C)	3,000	2,986
Gilroy, Unified School District, BAN
3.400%, 04/01/13 (C)	2,000	1,960
Gilroy, Unified School District, GO
5.000%, 04/01/13	3,965	4,164
Gilroy, Unified School District, GO
5.000%, 04/01/13 (D)	400	420
Golden Empire Schools, Financing Authority, Kern High School District Project, RB
4.000%, 05/01/12	4,200	4,222
Imperial, Community College District, GO
4.000%, 08/01/14 (C)	7,345	6,787
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,061
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/12	1,130	1,162
5.000%, 11/01/13	1,605	1,714

26	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	$20,000	$21,641
Los Angeles, Regional Airports Improvement, RB
0.850%, 12/01/15 (A) (B)	1,250	1,250
Moreland, School District, Ser A, GO
3.327%, 07/01/16 (C)	8,500	7,726
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,334
2.550%, 04/01/12 (C)	840	839
San Luis Obispo County, Cuesta Community College, Ser A, COP Callable 04/04/12 @ 100
3.125%, 11/01/12	3,190	3,196

		85,934

Colorado — 1.9%
Colorado Springs, Utilities System Revenue, Sub-Ser B, RB Callable 03/05/12 @ 100
0.390%, 11/01/36 (A)	1,050	1,050
Denver, Airport System Revenue City & County, Ser C, RB
4.000%, 11/15/14	7,400	7,995
3.000%, 11/15/14	2,650	2,792
Grand Elk Ranch, General Improvement District, GO Pre-Refunded @ 100
7.000%, 12/01/12 (E)	1,000	1,049

		12,886

Connecticut — 0.2%
Connecticut State, Health & Educational Facilities Authority, RB
3.000%, 07/01/13	1,090	1,126

District of Columbia — 0.8%
District of Columbia, RB Callable 04/02/12 @ 100
0.300%, 01/01/28 (A)	1,600	1,600
District of Columbia, Ser B, RB Callable 06/01/13 @ 100
0.460%, 12/01/13 (A)	1,000	1,000
District of Columbia, Ser B, RB Callable 06/01/15 @ 100
0.760%, 12/01/15 (A)	2,860	2,857

		5,457

Florida — 7.3%
Citizens Property Insurance, Ser Senior-A-3, RB, AGM
1.810%, 06/01/14 (A)	1,500	1,520
Collier County, School Board, COP, AGM
6.250%, 02/15/13	7,945	8,203

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Duval County, School Board, COP, AGM
5.000%, 07/01/12	$1,000	$1,014
Florida State, Housing Finance, Ser G-2, RB, FHLMC Callable 04/04/12 @ 100
1.650%, 05/01/14	750	750
Florida State, Ser A, GO
5.000%, 06/01/18	10,000	12,325
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (D)	35	36
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	1,080	1,114
Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,074
Manatee County, RB
3.000%, 04/01/13	1,000	1,024
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,525
Miami-Dade County, RB, AGM
5.000%, 10/01/14	3,250	3,574
4.000%, 10/01/15	3,390	3,702
Orange County, School Board, Ser A, COP
5.000%, 08/01/13	500	523
5.000%, 08/01/14	3,500	3,775
Orlando-Orange County, Expressway Authority, Sub-Ser B-2, RB Callable 03/05/12 @ 100
0.200%, 07/01/40 (A) (B)	1,500	1,500
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,172
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.600%, 11/15/34 (A)	725	725
Sarasota Manatee Airport Authority, RB Callable 03/04/12 @ 100
0.240%, 08/01/14 (A) (B)	1,800	1,800
South Florida, Water Management District, COP, AGM
0.140%, 04/01/15 (A)	3,600	3,600

		49,956

Georgia — 1.5%
Atlanta, Ser A, RB
5.000%, 01/01/15	1,000	1,107
Fulton County, Development Authority, Ser B, RB
5.000%, 03/15/16	2,235	2,501

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	27

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Private Colleges & Universities Authority, Ser A, RB
4.000%, 10/01/14	$1,170	$1,237
Georgia State, Ser G, GO Callable 03/12/12 @ 100
0.560%, 12/01/26 (A)	3,000	2,997
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,055
5.000%, 03/15/15	1,000	1,075

		9,972

Illinois — 7.7%
Chicago, Board of Education, Ser C-1, GO Callable 09/01/15 @ 100
1.110%, 03/01/32 (A)	2,000	1,999
Chicago, Housing Authority, RB, AGM Callable 07/01/16 @ 100
5.000%, 07/01/17	6,400	7,231
Chicago, Public Building Commission, Ser B, RB, NATL-RE FGIC
5.250%, 12/01/18	3,635	4,323
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	295	249
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (C)	3,250	2,608
3.327%, 12/01/15 (C)	495	434
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.150%, 12/01/14 (C)	5,500	5,003
DuPage County, Water Commission, Ser 2003, RB, AMBAC
5.250%, 05/01/13	11,395	11,974
Grundy County, School District No. 54 Morris, TRAN
1.250%, 12/01/12	1,895	1,903
Illinois State, Finance Authority, Art Institute of Chicago, RB Pre-Refunded @ 100
4.100%, 03/01/34 (A) (E)	4,500	4,673
Illinois State, Ser A, GO
5.000%, 03/01/13	1,200	1,252
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC Callable 12/15/13 @ 55
4.985%, 12/15/25 (C)	3,750	1,962
Kendall, Kane & Will Counties, Community Unit School District No. 308, GO, NATL-RE FGIC
0.822%, 10/01/13 (C)	1,785	1,761

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	$1,040	$1,072
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL
3.056%, 01/01/14 (C)	4,910	4,683
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,025

		53,152

Indiana — 1.8%
Indiana State, Finance Authority, RB Callable 03/05/12 @ 100
0.110%, 02/01/39 (A)	2,000	2,000
Indiana State, Finance Authority, RB Callable 03/15/14 @ 100
0.650%, 02/01/35 (A)	4,000	3,997
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,061
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,882
St. Joseph County, Airport Authority District, AMT, GO
3.500%, 07/01/15	345	364
St. Joseph County, Economic Development Authority, RB
4.000%, 06/30/12	1,135	1,145
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,036

		12,485

Iowa — 0.3%
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,010
Waterloo, Community School District, Ser A, RB
4.000%, 07/01/12	1,350	1,362

		2,372

Kansas — 0.9%
Kansas State, Development Finance Authority, Sisters of Charity of Leavenworth Health System Project, Ser A, RB
2.500%, 01/01/13	1,265	1,286

28	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Olath, Health Facilities Revenue, Ser B, RB Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	$4,000	$4,010
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,022

		6,318

Kentucky — 0.1%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System Project, Ser A, RB
5.000%, 08/15/12	1,000	1,019

Louisiana — 1.2%
East Baton Rouge, Sewerage Commission, Ser A, RB Callable 02/01/14 @ 100
0.987%, 02/01/46 (A)	1,000	1,000
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,140
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,015
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB, AMBAC
5.000%, 12/01/12	1,295	1,335
Louisiana State, Ser B, GO Callable 07/15/12 @ 100
0.987%, 07/15/14 (A)	1,260	1,265
St.Tammany Parish, Hospital Service District No. 1, RB
3.000%, 07/01/14	2,450	2,534

		8,289

Maryland — 0.6%
Maryland State, Community Development Administration, Ser B, RB
1.110%, 03/01/36 (A)	1,000	992
Maryland State, Economic Development, University of Maryland, College Park Project, RB
5.000%, 07/01/13	2,015	2,104
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,022

		4,118

Massachusetts — 5.0%
Brockton Area, Transit Authority, RB
1.500%, 08/03/12	2,800	2,807

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	$860	$867
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.663%, 10/01/37 (A)	7,500	7,773
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/13	2,500	2,643
Massachusetts State, Ser A, GO Callable 08/01/15 @ 100
0.640%, 02/01/16 (A)	2,000	2,000
Montachusett, Regional Transit Authority, RB
1.500%, 08/10/12	9,500	9,525
New Bedford, TRAN
1.500%, 06/29/12	9,000	9,021

		34,636

Michigan — 5.6%
Detroit, Sewage Disposal System Revenue, RB, FSA Callable 07/01/13 @ 100
5.000%, 07/01/16	2,440	2,571
Lake Superior State University, RB, AMBAC Callable 04/02/12 @ 100
5.500%, 11/15/21	1,000	1,004
L’Anse Creuse, Public Schools, School Building & Site Project, GO Callable 04/02/12 @ 100
0.150%, 05/01/35 (A)	2,800	2,800
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	2,163
Michigan State, Hospital Finance Authority, Ser Senior, RB
1.350%, 11/15/47 (A)	16,000	16,171
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,112
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/12	1,440	1,450
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/13	1,155	1,192
5.000%, 01/01/14	1,210	1,292
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (A)	5,000	5,043

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	29

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Strategic Fund, RB
6.250%, 06/01/14	$400	$443
Southfield Public Schools, Ser B, GO, AGM
5.000%, 05/01/13	250	263
Wayne County, Airport Authority, Ser D, RB
3.000%, 12/01/13	1,665	1,701
2.000%, 12/01/12	1,555	1,570

		38,775

Minnesota — 1.4%
Minnesota State, Municipal Power Agency, Ser B, RB Callable 04/04/12 @ 100
4.000%, 10/01/13	5,000	5,013
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,649

		9,662

Missouri — 0.5%
Greene County, Wilson Creek Project, GO Callable 04/04/12 @ 100
2.500%, 08/01/12	1,250	1,251
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,243
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,166

		3,660

Montana — 0.5%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,147

Nebraska — 0.4%
Douglas County, Hospital Authority No. 2, RB
5.000%, 11/15/13	1,030	1,100
Public Power Generation Agency, Ser A, RB
5.000%, 01/01/13	1,500	1,551

		2,651

New Hampshire — 0.3%
New Hampshire State, Health & Education Facilities Authority, RB
4.500%, 08/01/14	1,835	1,976

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 11.1%
Bayonne
3.000%, 07/01/13	$855	$872
Borough of Allendale, TRAN
1.500%, 05/10/12	200	200
Borough of Beach Haven, TRAN
1.750%, 05/17/12	2,700	2,702
Borough of Bound Brook, TRAN
1.500%, 06/08/12	4,950	4,956
Borough of Palmyra, Ser A, TRAN
1.500%, 06/06/12	6,756	6,762
Borough of Ramsey, TRAN
1.500%, 01/18/13	5,024	5,047
Borough of Spring Lake, TRAN
2.000%, 04/13/12	2,488	2,491
Burlington, TRAN
2.000%, 06/21/12	5,036	5,050
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	953
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	498
Camden County, Improvement Authority, Ser B, RB
4.000%, 07/01/13	1,315	1,363
3.000%, 07/01/12	1,300	1,308
Camden, TRAN
2.500%, 09/28/12	1,000	1,005
Cinnaminson Township, TRAN
1.500%, 05/24/12	3,415	3,418
Delran Township, TRAN
1.500%, 11/13/12	4,995	5,012
Lyndhurst Township, TRAN
1.750%, 02/15/13	10,000	10,102
New Jersey State, Economic Development Authority, Ser E, RB Callable 08/01/15 @ 100
1.860%, 02/01/16 (A)	2,355	2,366
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	925	973
5.000%, 07/01/14	1,460	1,586
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	350	356
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	819

30	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
3.000%, 07/01/12	$2,150	$2,163
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,023
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,604
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	990	1,048
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13 (D)	10	11
New Jersey State, Turnpike Authority, RB, AGM Callable 04/02/12 @ 100
0.230%, 01/01/24 (A)	2,000	2,000
Newark, GO
3.000%, 10/01/12	1,690	1,705
Newark, Ser A, GO
3.000%, 10/01/12 (D)	1,310	1,331
Tobacco Settlement Financing, RB Callable 06/01/17 @ 100
0.560%, 06/01/29 (A)	2,000	2,000
Trenton, GO
3.000%, 03/15/13	2,750	2,811

		76,535

New Mexico — 0.5%
Farmington, Ser A, RB
2.875%, 04/01/29 (A)	3,110	3,221

New York — 14.1%
Bainbridge-Guilford, Central School District, TRAN Callable 04/04/12 @ 100
1.300%, 06/15/12	3,983	3,986
Elmira, School District, GO
5.000%, 06/15/13	1,495	1,571
Greater Southern, Tier Board of Cooperative Educational Services District, RB
2.000%, 06/29/12	5,310	5,323
Jordan-Elbridge, Central School District, TRAN Callable 04/04/12 @ 100
1.300%, 06/22/12	1,230	1,230
Long Island, Power Authority, Ser I-RMKT, RB, AGM Callable 03/05/12 @ 100
0.600%, 12/01/29 (A)	2,500	2,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B, RB, AGM Callable 03/05/12 @ 100
0.750%, 11/01/22 (A)	$2,500	$2,500
Metropolitan New York, Transportation Authority, Sub-Ser B, RB Callable 05/01/14 @ 100
0.840%, 11/01/34 (A)	1,250	1,252
Nassau County, Interim Finance Authority, Ser B, RB Callable 04/02/12 @ 100
0.500%, 11/15/21 (A)	2,500	2,500
Nassau Health Care, RB, AGM
3.125%, 12/15/12	3,000	3,056
New York City, Housing Development Authority, Ser D-1-A, RB
2.050%, 05/01/13	6,100	6,186
New York City, Metropolitan Transportation Authority, Ser D-1, RB, FSA Callable 03/05/12 @ 100
0.230%, 11/01/29 (A)	2,500	2,500
New York City, Municipal Water Finance Authority, Ser C, RB Callable 03/15/12 @ 100
0.280%, 06/15/33 (A)	2,500	2,500
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (A)	5,500	5,545
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,318
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	490	521
New York State, Dormitory Authority, Ser B, RB, NATL-RE FGIC Pre-Refunded @ 100
5.250%, 11/15/29 (A) (E)	370	374
New York State, Energy Research & Development Authority, RB, AMBAC
0.615%, 10/01/13 (A)	1,200	1,185
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,015	1,019
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	3,110	3,291
New York, Ser C-4, GO
0.250%, 10/01/27 (A)	350	350
New York, Ser F-5, GO Callable 03/05/12 @ 100
0.190%, 02/15/16 (A) (B)	4,800	4,800

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	31

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York, Sub-Ser H, GO, NATL Callable 03/09/12 @ 100
0.160%, 08/01/14 (A)	$1,000	$1,000
Oneida County, TRAN
1.750%, 05/10/12	3,240	3,244
Roosevelt, Union Free School District, TRAN
2.250%, 09/27/12	15,000	15,072
Suffolk County, TRAN
1.500%, 09/13/12	2,750	2,764
Town of Ramapo, Ser A, TRAN
2.000%, 06/01/12	6,750	6,765
Village of Arcade, BAN
1.750%, 08/23/12	3,181	3,186
Village of Ellenville, Ser A, TRAN
1.400%, 08/10/12	10,500	10,510

		97,048

North Carolina — 0.4%
Durham County, Industrial Facilities & Pollution Control Financing Authority, RB Callable 03/04/12 @ 100
0.350%, 09/01/37 (A) (B)	3,000	3,000

North Dakota — 0.3%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	2,215	2,280

Ohio — 3.2%
American Municipal Power, RB
1.750%, 11/08/12	1,676	1,682
1.250%, 11/20/12	1,990	1,990
Cleveland, Airport System Revenue, Ser A, RB
3.000%, 01/01/14	1,500	1,544
Lorain Port Authority, Ser A, RB
0.800%, 07/15/13	2,600	2,601
Ohio State, Air Quality Development Authority, RB Callable 04/02/12 @ 100
0.340%, 11/01/25 (A) (B)	2,100	2,100
Ohio State, American Municipal Power, RB
1.750%, 07/13/12	950	952
1.250%, 08/09/12	1,425	1,426
Ohio State, Higher Educational Facility Commission, RB
6.250%, 07/01/14	5,085	5,428
Ohio State, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,121
Warrensville Heights, COP
2.375%, 02/26/13	1,500	1,511

		22,355

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 1.4%
Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	$1,205	$1,205
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,021
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,394
Tulsa County, Industrial Authority, RB
4.000%, 09/01/14	1,000	1,071
3.000%, 09/01/13	1,000	1,034

		9,725

Oregon — 1.2%
Oregon State, GO Callable 03/05/12 @ 100
0.090%, 06/01/28 (A)	1,945	1,945
0.090%, 06/01/40 (A)	5,000	5,000
Oregon State, Health Sciences University, Ser A, RB, NATL
2.061%, 07/01/12 (C)	1,315	1,310

		8,255

Pennsylvania — 2.3%
Delaware Valley, Regional Financial Authority, Ser B, RB Callable 03/04/12 @ 100
1.100%, 06/01/42 (A) (B)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, RB
3.000%, 03/01/13	500	510
3.000%, 03/01/14	400	413
Pennsylvania State, Economic Development Financing Authority, Ser B, RB
0.700%, 12/01/30 (A)	1,225	1,225
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,422
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,442
3.000%, 06/15/13	865	882
3.000%, 06/15/14	1,255	1,282
Philadelphia, Municipal Authority, Ser B, RB, AGM Callable 11/15/13 @ 100
5.250%, 11/15/16	1,955	2,065

32	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	$2,300	$2,591
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,178

		16,010

Puerto Rico — 2.6%
Commonwealth of Puerto Rico, Ser B Callable 04/04/12 @ 100
2.560%, 07/01/24 (A)	2,000	2,000
Commonwealth of Puerto Rico, Ser C, RB, AGM Callable 04/04/12 @ 100
2.560%, 07/01/18 (A)	1,000	1,000
Commonwealth of Puerto Rico, Ser Senior D, RB Callable 04/30/12 @ 100
1.000%, 11/08/12	15,000	14,995

		17,995

South Carolina — 1.7%
Grand Strand, Water & Sewer Authority, RB, NATL
6.375%, 06/01/12	1,030	1,042
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,663
Jasper County, RB Callable 08/15/12 @ 100
1.750%, 02/08/13	4,800	4,801
Scago, Educational Facilities Corporation, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	2,000	2,087

		11,593

South Dakota — 1.0%
Sioux Falls, Dow Rummel Village Project, Ser A, RB Pre-Refunded @ 100
6.750%, 11/15/12 (E)	4,720	4,912
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,057
5.000%, 09/01/14	1,000	1,091

		7,060

Tennessee — 0.2%
Sullivan County, Health Educational & Housing Facilities Board, RB
5.000%, 09/01/13	1,000	1,027

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 2.5%
City of Austin, Sub-Ser, SAB
2.516%, 12/01/15 (C)	$6,905	$6,353
2.820%, 12/01/16 (C)	3,000	2,693
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,023
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB Callable 06/01/12 @ 100
5.000%, 12/01/28 (A)	2,850	2,883
Harris County, Health Facilities Development, Ser 2, RB Callable 03/05/12 @ 100
0.130%, 10/01/41 (A)	570	570
Tarrant County, Cultural Education Facilities Finance, Ser A, RB Callable 03/05/12 @ 100
0.140%, 10/01/41 (A) (B)	300	300
Texas, Municipal Gas Acquisition & Supply I, Ser Senior Lien, RB
5.000%, 12/15/16	1,000	1,080
Texas, Municipal Gas Acquisition & Supply II, RB
0.630%, 09/15/17 (A)	1,000	970

		16,872

Virginia — 2.7%
Alexandria, Industrial Development Authority, RB Callable 03/07/12 @ 100
0.500%, 08/01/36 (A) (B)	1,000	1,000
Caroline County, Industrial Development Authority, RB Callable 02/01/13 @ 100
4.000%, 08/01/16	2,100	2,129
Wise County, RB Callable 08/01/13 @ 100
3.000%, 02/01/17	10,000	10,237
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/18	4,155	5,152

		18,518

Washington — 1.1%
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,647

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
5.000%, 10/15/14	$1,250	$1,372
4.000%, 07/15/15	460	495

		1,867

Total Municipal Bonds (Cost $678,541) ($ Thousands)		681,918

CASH EQUIVALENT — 2.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% (F)†	18,870,564	18,871

Total Cash Equivalent (Cost $18,871) ($ Thousands)		18,871

Total Investments — 101.8% (Cost $697,412) ($ Thousands)		$700,789

Percentages are based on Net Assets of $688,497 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$681,918	$—	$681,918
Cash Equivalent	18,871	—	—	18,871

Total Investments in Securities	$18,871	$681,918	$—	$700,789

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.8%

California — 94.0%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,379
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,108
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,397
California State University, Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,345
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,467
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,526
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,195
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,381
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,051

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Department of Water Resources, Power Supply Project, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	$3,000	$3,492
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,175
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	1,600	1,881
California State, Department of Water Resources, Water System Project, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	32
California State, Eastern Municipal Water District, Ser A, RB
5.000%, 07/01/18	700	854
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,536
California State, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,169
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	5,982
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,907
California State, GO
5.250%, 02/01/18	2,000	2,409
5.000%, 10/01/16	2,000	2,349
5.000%, 11/01/16	4,350	5,120
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,593
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,165	1,288
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,268
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,710
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,473

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	35

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	$1,560	$1,798
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,261
5.000%, 07/01/18	1,175	1,432
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,966
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,844
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,347
Fresno, Joint Powers Financing Authority, TA, AMBAC Callable 04/04/12 @ 101
5.500%, 08/01/15	1,445	1,462
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,820
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,141
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,239
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/20	2,000	2,434
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,430
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,829
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,652
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,417
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,755
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,384

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	$1,195	$1,376
Rancho, Water District Financing Authority, Ser A, RB, AGM Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,621
Riverside, Community College District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,930
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,320
5.000%, 05/15/24	1,000	1,166
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,351
San Francisco Bay Area, Toll Authority, Ser F, RB Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,369
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,643
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,335
San Francisco City & County, Public Utilities Commission, Sub-Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,269
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,277
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	998
Santa Clara County, Fremont Union High School District, GO, NATL-RE FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,258
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,222
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,704

36	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	$2,000	$2,338
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,259
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,259
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,956
Tulare, Local Health Care District, RB
5.000%, 11/01/15	525	553
5.000%, 11/01/16	550	582
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,203
University of California, Regents Medical Center, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,142
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,641
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,512
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (B)	500	542
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,830
Ventura County, Community College District, GO
5.000%, 08/01/16	500	596
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,271
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,646

		161,467

Puerto Rico — 1.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,392

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	$1,490	$1,655

		3,047

Total Municipal Bonds (Cost $149,713) ($ Thousands)		164,514

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	2,048

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,048

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (C)†	3,066,316	3,066

Total Cash Equivalent (Cost $3,066) ($ Thousands)		3,066

Total Investments — 98.8% (Cost $154,779) ($ Thousands)		$169,628

Percentages are based on Net Assets of $171,756 ($ Thousands).

†	Investment in Affiliated Security (See Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of February 29, 2012.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,514	$—	$164,514
Tax Exempt Corporate Bond	—	2,048	—	2,048
Cash Equivalent	3,066	—	—	3,066

Total Investments in Securities	$3,066	$166,562	$—	$169,628

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	37

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$286

Massachusetts — 92.7%
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	600
Fall River, GO, AGM Callable 02/01/13 @ 101
5.250%, 02/01/15	750	783
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	25	25
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	593
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	106
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15 (A)	90	102
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	653
5.000%, 07/01/22	500	635
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,283
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	613
5.250%, 07/01/21	250	321
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	500	614

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	$540	$657
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	332
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	584
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	295
Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB Callable 03/04/12 @ 100
0.100%, 10/01/42 (B) (C)	700	700
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	572
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	299
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K-6, RB
5.000%, 07/01/16	500	584
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	312
Massachusetts State, Development Finance Agency, Ser L, RB
5.000%, 07/01/20	500	603
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	331
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	554
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	614

38	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	$500	$577
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	547
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	549
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	614
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	617
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,203
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	335
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	684
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	594
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	235
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	576
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
5.000%, 12/01/28	60	61

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL-RE FGIC
5.000%, 07/01/16	$750	$808
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	613
Massachusetts State, Port Authority, Ser C, RB, NATL Callable 07/01/13 @ 100
5.000%, 07/01/14	300	315
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,291
Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	500	609
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/16	300	358
5.000%, 10/15/21	210	265
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	637
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	644
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	643
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	582
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	974
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	243
5.500%, 11/01/19	1,150	1,481
Massachusetts State, Ser D, GO, NATL-RE
5.500%, 11/01/15	500	589
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	665
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 9, RB
5.500%, 08/01/15	200	234
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	350	446

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	39

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	$1,000	$1,256
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	872
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	651
Metropolitan Boston, Transit Parking, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	590
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	571
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,198
University of Massachusetts, Building Authority, Ser Senior 1, RB
5.000%, 11/01/20	500	623

		36,520

Puerto Rico — 5.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	293
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	287
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	268
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE
6.250%, 07/01/14 (A)	45	51
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE
6.250%, 07/01/14	5	6
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	278
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	500	586
Puerto Rico Commonwealth, Ser 1996, GO
6.500%, 07/01/13	250	267

		2,036

Description	Shares	Value ($ Thousands)

Total Municipal Bonds (Cost $35,135) ($ Thousands)		$38,842

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D)†	280,959	281

Total Cash Equivalent (Cost $281) ($ Thousands)		281

Total Investments — 99.3% (Cost $35,416) ($ Thousands)		$39,123

Percentages are based on Net Assets of $39,412 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Security is escrowed to maturity.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$38,842	$—	$38,842
Cash Equivalent	281	—	—	281

Total Investments in Securities	$281	$38,842	$—	$39,123

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.8%

New Jersey — 86.2%
Burlington County, Bridge Commission, RB Callable 10/15/12 @ 100
5.000%, 10/15/13	$20	$21
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,970
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,432
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,203
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,214
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	640
Matawan-Aberdeen, Regional School District, GO Callable 09/15/21 @ 100
5.000%, 09/15/23	500	599
Monmouth County, Improvement Authority, RB
5.000%, 01/15/18	700	852
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	982
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB Callable 04/04/12 @ 102
5.000%, 06/01/12	890	898
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,205

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	$1,000	$1,207
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,707
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	3,026
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,692
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,876
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	884
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,837
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,301
5.000%, 09/01/20	1,220	1,561
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,301
New Jersey State, GO
5.250%, 08/01/21	2,000	2,535
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,206
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	205	207
5.000%, 07/01/14	510	541

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	41

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	$200	$209
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,031
5.000%, 07/01/14	570	598
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,082
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,707
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,130
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,616
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,965
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	20
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC, Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,346
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,193
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,155
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,426

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,181
Ocean County, GO
4.000%, 08/01/19	710	834
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,252
5.000%, 05/01/22	1,000	1,192
South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	1,000	1,121
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,279
5.000%, 09/15/17	635	775

		65,009

New York — 4.6%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,508

Pennsylvania — 3.5%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,791
5.000%, 07/01/16	730	833

		2,624

Puerto Rico — 1.5%
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser A, RB Callable 08/01/19 @ 100
5.000%, 08/01/24	1,000	1,130

Total Municipal Bonds (Cost $66,324) ($ Thousands)		72,271

CASH EQUIVALENT — 3.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (C)†	2,491,744	2,492

Total Cash Equivalent (Cost $2,492) ($ Thousands)		2,492

Total Investments — 99.1% (Cost $68,816) ($ Thousands)		$74,763

Percentages are based on Net Assets of $75,430 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

42	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

(C)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

Ser — Series

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$72,271	$—	$72,271
Cash Equivalent	2,492	—	—	2,492

Total Investments in Securities	$2,492	$72,271	$—	$74,763

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	43

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.6%

Guam — 1.3%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$530
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	836

		1,366

New York — 88.9%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	722
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,112
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	1,012
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,173
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,650
Long Island, Power Authority, Ser A, RB
5.000%, 05/01/20	1,000	1,183
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,154
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	583
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,437

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	$1,000	$1,165
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	500	560
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	604
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,079
Monroe County, Industrial Development, Ser B, RB
5.000%, 07/01/21	1,035	1,282
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	550
New York & New Jersey, Port Authority, Ser 131st, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,603
New York & New Jersey, Port Authority, Ser 85th, RB, AMBAC
5.200%, 09/01/15	1,215	1,403
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,290
New York City, Health & Hospital System, Ser A, RB
5.000%, 02/15/18	2,000	2,357
New York City, Housing Development, Capital Funding Program-New York City Housing Authority, Ser A, RB, NATL-RE FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,185
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,063
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,711
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,182
New York City, Ser B, GO
5.000%, 08/01/18	2,500	3,055
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	860
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,420
5.000%, 08/01/19	1,000	1,228

44	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G, GO
5.000%, 08/01/15	$1,865	$2,138
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	837
New York City, Ser H, GO, NATL-RE FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	829
New York City, Ser I, GO, NATL Callable 08/01/14 @ 100
5.000%, 08/01/17	500	553
New York City, Sub-Ser E-5, GO Callable 04/01/12 @ 100
0.100%, 08/01/15 (A) (B)	500	500
New York City, Sub-Ser I-1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,204
New York City, Sub-Ser J-1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	350
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (C)	105	121
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	411
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser D, RB
5.000%, 11/01/17	750	913
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,240
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-2, RB Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,101
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,213
New York State, Dormitory Authority, City University System, Ser D, SAB, FGIC
5.750%, 07/01/12	195	198
New York State, Dormitory Authority, Columbia University Project, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,167

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	$500	$591
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	740	820
5.000%, 07/01/16	655	742
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,324
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,158
New York State, Dormitory Authority, Mental Health Project, RB, AGM Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,686
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,225
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,097
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	906
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,150
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,156
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	125
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	583
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,195

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	45

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, RB
5.000%, 05/15/18	$500	$604
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,200
New York State, Dormitory Authority, Ser 1, RB
5.000%, 07/01/21	1,000	1,225
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,228
New York State, Dormitory Authority, Ser B, RB
5.000%, 07/01/16	1,000	1,178
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,328
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	565
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	832
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,301
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	647
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	574
New York State, Environmental Facilities, RB
5.000%, 08/15/17	1,100	1,336
New York State, Environmental Facilities, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,202
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	1,000	1,058
New York State, Mortgage Agency, Higher Education Finance, RB Callable 11/01/19 @ 100
5.250%, 11/01/20	235	268
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 03/20/12 @ 100
5.050%, 10/01/17	175	175

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	$500	$636
New York State, Thruway Authority, Ser A, RB
5.000%, 04/01/14	350	383
4.000%, 04/01/16	270	304
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,223
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,184
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	905
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,319
New York State, Urban Development, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,246
New York State, Urban Development, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	300
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,226
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,162
New York State, Urban Development, Service Contract, RB, AGM
5.000%, 01/01/15	500	560
New York State, Urban Development, Service Contract, Ser A, RB
5.000%, 01/01/15	500	561
Sales Tax Asset Receivable, Ser A, RB, NATL Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,121
Town of Oyster Bay, Ser A, GO
5.000%, 03/15/21	765	950
Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	962
Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,156

46	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westchester County, Health Care, Ser B, RB
5.000%, 11/01/16	$1,000	$1,127
Westchester County, Ser C, GO
5.000%, 11/01/17	500	619
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	333

		95,154

Puerto Rico — 7.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	574
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	573
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	2,061
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE
6.250%, 07/01/14 (C)	115	131
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	550
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	556
5.500%, 07/01/18	1,000	1,132
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	850
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,464

		7,902

Total Municipal Bonds (Cost $96,480) ($ Thousands)		104,422

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D)†	1,501,383	$1,501

Total Cash Equivalent (Cost $1,501) ($ Thousands)		1,501

Total Investments — 99.0% (Cost $97,981) ($ Thousands)		$105,923

Percentages are based on Net Assets of $106,973 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$104,422	$—	$104,422
Cash Equivalent	1,501	—	—	1,501

Total Investments in Securities	$1,501	$104,422	$—	$105,923

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	47

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.0%

Guam — 1.2%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,060

Pennsylvania — 88.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,170
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,196
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,137
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	605
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	862
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB, Callable 04/04/12 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,144
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/19	500	590
Beaver County, Hospital Authority, RB
5.000%, 05/15/21	1,000	1,174

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bensalem Township, Water & Sewer Authority, RB Callable 04/04/12 @ 100
6.750%, 12/01/14 (A)	$30	$33
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,275
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,202
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	607
Central Bucks, School District, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,865
Central Dauphin, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,209
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,246
Delaware County, Health Care Authority, Mercy Health Project, Ser A, RB Callable 04/04/12 @ 100
5.125%, 11/15/12 (A)	30	30
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	928
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	531
Derry Township, Sanitation Sewer Authority, RB Callable 04/04/12 @ 100
6.250%, 08/01/12 (A)	5	5
Dover Township, Sewer Authority, RB Callable 04/04/12 @ 100
6.250%, 05/01/12 (A)	5	5
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,125
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
6.000%, 04/01/12 (A)	50	50
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,134
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,081

48	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

McKeesport Area, School District, Ser C, GO Callable 04/04/12 @ 100
5.000%, 04/01/13 (A)	$120	$121
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,497
Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	435	474
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,287
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,074
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,202
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,626
Northampton County, Higher Education Authority, Moravian College Project, RB Callable 04/04/12 @ 100
5.125%, 07/01/19	470	471
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,013
Northampton/Bucks County, Municipal Authority, RB Callable 04/04/12 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	980
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,249
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,469
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,246
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL Callable 04/04/12 @ 100
5.875%, 11/15/16	25	25

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL Callable 04/04/12 @ 100
5.875%, 11/15/18	$2,000	$2,000
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,212
5.000%, 08/01/21	1,000	1,190
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,804
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,212
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,689
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	621
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,232
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 12/01/17	1,500	1,816
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,218
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,243
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,284
Pennsylvania Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,415
Philadelphia, Airport Revenue, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,134

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	49

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Gas Works Revenue, Ser 10th, RB, AGM
5.000%, 07/01/18	$1,325	$1,508
Philadelphia, Gas Works Revenue, Ser 12th B, RB, NATL
7.000%, 05/15/20 (A)	820	1,013
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,106
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	524
Philadelphia, School District, Ser C
5.000%, 09/01/20	1,000	1,159
Philadelphia, Water & Wastewater Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,125
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	477
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB Callable 04/04/12 @ 100
6.625%, 10/01/12 (A)	10	10
Pittsburgh, Public Schools, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,042
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,020	1,075
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA Callable 04/04/12 @ 100
6.250%, 03/15/15 (C)	700	706
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,324
South Fayette Township, Sanitary Authority, RB Callable 04/04/12 @ 100
6.375%, 11/01/12 (A)	15	16
Southcentral, General Revenue Authority, Hanover Hospital Project, RB Callable 06/01/12 @ 100
4.900%, 12/01/14	545	548
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,189
Spring-Ford Area, School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,101

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Susquehanna Township, Sewer Authority, RB Callable 04/04/12 @ 100
6.000%, 11/15/13 (A)	$10	$10
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,249
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,209
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	618
Upper Allen Township, Sewer Authority, RB Callable 04/04/12 @ 100
5.750%, 04/01/13 (A)	75	78
West Shore Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,094
Willistown Township, Municipal Sewer Authority, RB Callable 04/04/12 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	35	38

		74,814

Puerto Rico — 7.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB
5.000%, 07/01/21	655	710
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	574
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL 5.000%, 07/01/19	500	573
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	180	205
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	1,058
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,125

50	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	$1,000	$1,139
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,171

		6,555

Total Municipal Bonds (Cost $76,576) ($ Thousands)		82,429

CASH EQUIVALENT — 1.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% (D)†	1,605,732	1,606

Total Cash Equivalent (Cost $1,606) ($ Thousands)		1,606

Total Investments — 98.9% (Cost $78,182) ($ Thousands)		$84,035

Percentages	are based on Net Assets of $84,955 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Rate shown is the 7-day effective yield as of February 29, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,429	$—	$82,429
Cash Equivalent	1,606	—	—	1,606

Total Investments in Securities	$1,606	$82,429	$—	$84,035

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	51

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 65.3%

Alabama — 1.4%
Birmingham, Baptist Medical Centers Special Care Facilities Financing Authority, Ser A, RB Callable 11/15/15 @ 100
5.000%, 11/15/30	$1,000	$966
Colbert County, Northwest Alabama Health Care Authority, RB Callable 06/01/13 @ 101
5.750%, 06/01/27	800	724
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	750
Selma, Industrial Development Board, RB Callable 12/01/21 @ 100
5.375%, 12/01/35	2,000	2,090
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB Callable 06/01/17 @ 100
5.000%, 06/01/26	500	410

		4,940

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36	200	107
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,178

		1,285

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona — 2.1%
Arizona State, Health Facilities Authority, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	$1,700	$1,283
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	458
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	222
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	219
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	542
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,278
Salt Verde Financial, Gas Revenue Authority, RB
5.000%, 12/01/37	3,500	3,500

		7,502

California — 8.8%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	459
California Health Facilities Financing Authority, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,630
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	800	840
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	561
California State, Communities Development Authority, California Baptist University Project, Ser A, RB Callable 11/01/17 @ 102
5.500%, 11/01/38	2,500	2,376

52	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Communities Development Authority, Rady Children’s Hospital Project, Ser B, RB Callable 03/05/12 @ 100
0.060%, 08/15/47 (A) (B)	$1,200	$1,200
California State, Communities Development Authority, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,110
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,149
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,132
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,094
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,157
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,539
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	267
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,300
Golden State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	3,000	2,296
Imperial, Irrigation District, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,662
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	670
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,070

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Poway, Unified School District, GO
6.770%, 08/01/38 (C)	$5,410	$1,325
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,126
South Placer, Wastewater Authority, Ser D, RB Callable 05/01/14 @ 100
0.970%, 11/01/14 (B)	1,800	1,802
Southern California, Metropolitan Water District, Ser A-1, RB Callable 03/04/12 @ 100
0.090%, 07/01/23 (B)	1,000	1,000
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (C)	1,800	473

		31,238

Colorado — 2.0%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	520
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,501
6.250%, 11/15/28	650	768
Denver, Regional Transportation District, Denver Transportation Partners, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	545
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,677

		7,011

District of Columbia — 0.1%
District of Columbia, COP, NATL-RE FGIC
5.000%, 01/01/13	500	515

Florida — 1.1%
Florida State, Development Finance, Renaissance Charter School, Ser A, RB
6.500%, 06/15/21	500	523
Florida State, University Square Community Development District, Ser A-1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	150	150

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	53

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB Callable 05/01/12 @ 100
5.300%, 05/01/37	$1,500	$1,428
Martin County, Health Facilities Authority, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,030
Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	243
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	530

		3,904

Georgia — 0.9%
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,095
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	530
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	530
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,172

		3,327

Hawaii — 0.1%
Hawaii Pacific Health, Special Purpose, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	530

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	250	296

Illinois — 3.3%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	220

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (B)	$2,000	$2,179
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,240
5.250%, 01/01/18	1,500	1,761
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	461
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	220
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35 (D)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37 (D)	300	91
Illinois State, Finance Authority, Navistar International, Recovery Zone Project, RB Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,607
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,178
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	254
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,257
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB Callable 06/01/17 @ 103
6.625%, 06/01/37	150	150

		11,628

Indiana — 1.8%
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	385

54	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A-7, RB
5.000%, 10/01/26 (B)	$500	$560
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,064
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,123
Jasper County, Pollution Control Board, Ser C, RB, NATL-RE
5.850%, 04/01/19	1,000	1,144
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,137

		6,413

Iowa — 0.5%
Iowa State, Finance Authority, Care Initiatives Project, Ser A, RB
5.250%, 07/01/12	1,000	1,005
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	201
Callable 11/15/17 @ 100
5.500%, 11/15/37	900	666

		1,872

Kansas — 0.8%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	564
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,352
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,087

		3,003

Kentucky — 1.0%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,144

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	$500	$562
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB Callable 07/15/20 @ 100
6.000%, 07/15/31	250	266
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,051
Pikeville, Medical Center Expansion Project, RB
3.000%, 03/01/12	450	450

		3,473

Louisiana — 1.8%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,726
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A-2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	750	822
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,112
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	854
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	590
St. John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,347

		6,451

Maine — 0.9%
Finance Authority of Maine, AMT, RB
6.250%, 01/01/25 (B)	2,250	2,250

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	55

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	$1,000	$1,008

		3,258

Maryland — 0.4%
Maryland State, Economic Development, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,050
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	300	244
Maryland State, Health & Higher Educational Facilities Authority, Mercy Medical Center Project, RB
3.000%, 07/01/12	175	176

		1,470

Massachusetts — 1.2%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	252
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,621
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	1,300	1,468
Massachusetts State, Ser A, GO Callable 08/01/12 @ 100
0.520%, 02/01/13 (B)	1,000	1,002

		4,343

Michigan — 1.2%
Detroit, GO Callable 11/01/20 @ 100
5.250%, 11/01/35	900	951
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	230

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	$1,000	$1,026
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	474
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB Callable 06/01/17 @ 100
6.000%, 06/01/48	1,500	1,133
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	500	630

		4,444

Minnesota — 2.4%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB Callable 11/01/18 @ 102
5.875%, 11/01/40	500	488
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	89
Faribault, Senoir Housing Authority, Senior Living Project, RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	330
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	351
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,017
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	695
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,566

56	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	$1,000	$1,202
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	2,000	2,321
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	487

		8,546

Missouri — 0.8%
Kansas City, Shoal Creek Parkway Project, TA Callable 06/01/16 @ 100
5.000%, 06/01/21	500	514
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	750	777
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	263
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	733
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL-RE Callable 01/01/16 @ 100
5.000%, 01/01/20	420	444

		2,731

New Hampshire — 0.1%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB Callable 10/01/19 @ 100
6.875%, 10/01/39	500	531

New Jersey — 2.8%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	246
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/04/12 @ 100
6.000%, 05/15/28	210	198

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	$1,000	$1,122
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/34	1,000	752
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	8,500	6,446
New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13	1,225	1,294

		10,058

New Mexico — 0.6%
Farmington, Pollution Control Authority, Public Service Company Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,175

New York — 6.7%
Brooklyn Arena, Local Development, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	539
6.250%, 07/15/40	1,500	1,615
Hudson Yards Infrastructure, Ser A, RB Callable 02/15/21 @ 100
5.750%, 02/15/47	2,000	2,256
5.250%, 02/15/47	3,500	3,777
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	604
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,120
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
4.264%, 03/01/25 (B)	400	327
4.274%, 03/01/26 (B)	425	340
4.064%, 03/01/16 (B)	250	242
New York City, Liberty Development, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,084

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	57

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	$1,000	$1,153
5.250%, 10/01/35	500	553
New York City, Liberty Development, World Trade Center Project, RB
0.270%, 12/01/49 (B)	1,000	1,000
New York City, Liberty Development, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	5,637
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-1, RB Callable 04/02/12 @ 100
0.110%, 12/01/35 (A) (B)	2,000	2,000
New York State, Dormitory Authority, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	558
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	1,024

		23,829

North Carolina — 1.4%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	581
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,116
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	262
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,390
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	564
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	750	644

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	$500	$526

		5,083

Ohio — 3.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	935
6.000%, 06/01/42	1,435	1,096
5.875%, 06/01/30	2,600	2,012
5.875%, 06/01/47	6,600	4,897
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	526
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,108
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB Callable 01/15/15 @ 100
6.750%, 01/15/39	500	539

		11,113

Oklahoma — 0.3%
Oklahoma State, Turnpike Authority, Ser F, RB Callable 03/05/12 @ 100
0.120%, 01/01/28 (B)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	159

Pennsylvania — 2.7%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	262
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,551

58	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	$250	$251
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	869
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,171
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,043
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	260
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	250	265
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB Callable 04/04/12 @ 100
6.625%, 11/15/23	475	476
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	986
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	223
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,040
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	291

		9,688

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 1.3%
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB, NATL
6.173%, 08/01/44 (C)	$10,000	$1,691
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A-1, RB Callable 08/01/21 @ 100
5.000%, 08/01/43	2,000	2,125
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/18 @ 100
6.000%, 07/01/38	600	651

		4,467

South Carolina — 0.3%
South Carolina State, Jobs- Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	980
South Carolina State, Jobs- Economic Development Authority, Woodlands at Furman Project, Ser A, RB
6.000%, 11/15/37	250	126

		1,106

South Dakota — 0.5%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	1,799

Tennessee — 2.6%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	555
Knox County, Health Educational & Housing Facilities Board, Baptist Health System Project, RB Pre-Refunded @ 101
6.500%, 04/15/31 (E)	1,000	1,017
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,276
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB Callable 11/01/17 @ 100
5.500%, 11/01/37 (D)	69	6
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,160

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	59

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	$4,000	$4,119

		9,133

Texas — 6.9%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	52
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	96
Central Texas, Regional Mobility Authority, Ser Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,071
Clifton, Higher Education Finance, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,022
Clifton, Higher Education Finance, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	543
Guadalupe-Blanco, River Authority Industrial Development, Texas Central Project, RB
5.625%, 10/01/17	750	847
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	515
Harris County, Health Facilities Development, Hermann Health Care Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	250	302
Harrison County, Health Facilities Development, RB
4.000%, 07/01/14	1,000	1,027
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 04/04/12 @ 100
6.125%, 07/15/27	1,000	993
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 04/04/12 @ 100
6.125%, 07/15/27	1,020	1,012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser E, AMT, RB Callable 04/04/12 @ 101
6.750%, 07/01/29	$1,000	$1,014
Houston, Airport System Revenue, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,091
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,678
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100
5.250%, 11/01/40	3,000	3,105
Lubbock, Health Facilities Development, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	172
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	240
Mission, Economic Development, Allied Waste Project, Ser A, AMT, RB Callable 04/04/12 @ 100
5.200%, 04/01/18	250	251
North Texas, Tollway Authority, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	274
North Texas, Tollway Authority, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,300
North Texas, Tollway Authority, Sub-Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,167
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	537
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	561

60	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tarrant County, Cultural Education Facilities Finance, Baylor Health Care Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	$500	$585
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	268
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	511
Tyler, Health Facilities Development, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	150	151
Wise County, Parker County Junior College District Project, Ser Junior College, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,094

		24,479

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	394

Vermont — 0.2%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	849

Virginia — 0.3%
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	521
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	200	150
Lewistown, Commerce Center Community Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	188

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, White Oak Village Shops Community Development Authority, SAB
5.300%, 03/01/17	$196	$202

		1,061

Washington — 1.5%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,568
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	495
4.000%, 12/01/17	480	516
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	473
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,536
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	652

		5,240

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (B)	1,000	1,038
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	500	563

		1,601

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,051

Total Municipal Bonds (Cost $220,030) ($ Thousands)		232,896

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	61

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 29, 2012

Description	Shares	Value ($ Thousands)

PREFERRED STOCK — 18.2%

Financials — 16.0%
Aegon
6.500%	8,000	$181
6.375%	122,800	2,773
4.000% (B)	13,100	273
Allianz
8.375%	137,400	3,607
Arch Capital Group
8.000%	17,200	442
7.875%	36,003	914
Axis Capital Holdings
7.250%	68,666	1,751
Bank of America
8.625%	30,400	775
8.200%	38,300	972
7.250% (F)	1,210	1,141
6.375%	23,154	515
6.204%	31,300	718
Barclays Bank PLC
8.125%	39,930	1,020
7.750%	58,500	1,471
7.100%	1,300	32
6.625%	12,500	296
CoBank ACB
11.000%	30,000	1,633
7.000%	23,000	1,109
Credit Suisse Guernsey
7.900%	112,700	3,002
Deutsche Bank Capital Funding Trust X
7.350%	21,800	552
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	2,892
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	774
First Niagara Financial Group
8.625% (B)	34,000	940
Goldman Sachs Group
6.200%	31,350	786
4.000% (B)	43,800	899
HSBC Holdings PLC
8.000%	24,253	656
6.200%	65,200	1,633
HSBC USA
6.500%	11,656	295
4.500% (B)	27,870	678
2.858%	24,230	1,145
ING Groep
8.500%	1,100	28
7.200%	1,700	40
7.050%	47,677	1,104
6.375%	57,500	1,235

Description	Shares	Value ($ Thousands)

6.200%	3,000	$64
6.125%	38,164	806
KeyCorp
7.750% (F)	5,000	560
MetLife
6.500%	36,500	936
4.000% (B)	14,900	364
Morgan Stanley Group
4.000% (B)	69,600	1,240
National Westminster Bank PLC
7.763%	5,000	117
PartnerRe
7.250%	15,000	395
6.750%	48,064	1,218
6.500%	12,900	323
Pitney Bowes International Holdings
6.125%	1,000	958
PNC Financial Services Group
9.875% (B)	9,100	251
Principal Financial Group
6.518% (B)	5,900	152
5.563% (B)	5,000	466
Prudential PLC
6.750%	55,110	1,435
6.500%	66,870	1,719
RenaissanceRe Holdings
6.600%	29,500	742
6.080%	55,300	1,391
Royal Bank of Scotland Group PLC
5.750%	95,177	1,818
Santander Finance Preferred SAU
10.500%	58,000	1,639
US Bancorp
7.875%	27,600	765
3.500% (B)	16,800	761
Wells Fargo
7.500% (F)	2,111	2,320

		56,722

Utilities — 2.2%
Alabama Power
6.450%	42,000	1,197
Georgia Power
6.500%	15,000	1,655
Gulf Power
6.450%	9,000	960
6.000%	6,000	604
Interstate Power & Light
8.375%	24,700	702
NSTAR Electric
4.780%	5,000	487
PPL Electric Utilities
6.250%	75,000	1,910
Wisconsin Public Service
6.880%	5,000	507

		8,022

Total Preferred Stock (Cost $52,551) ($ Thousands)		64,744

62	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

CORPORATE BONDS — 9.9%

Financials — 9.9%
AXA(B)
6.463%, 12/14/18	$2,400	$1,920
6.379%, 12/14/36	1,000	800
Barclays Bank PLC (B)
6.278%, 12/15/34	500	404
BBVA International Preferred Unipersonal (B)
5.919%, 12/31/49	1,400	1,090
BNP Paribas (B)
7.195%, 06/29/49	3,300	2,888
Charles Schwab (B)
7.000%, 02/28/49	2,600	2,711
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	479
Credit Agricole (B)
6.637%, 05/31/49	2,000	1,450
HBOS Capital Funding (B)
6.071%, 06/30/49	2,200	1,562
JPMorgan Chase (B)
7.902%, 04/29/49	2,300	2,502
PNC Financial Services Group (B)
6.750%, 12/31/49	2,500	2,637
QBE Capital Funding II (B)
6.797%, 06/01/49	1,800	1,567
Rabobank Nederland (B)
11.000%, 12/31/49	2,300	2,912
Societe Generale (B)
5.922%, 04/05/17	2,300	1,750
1.333%, 12/29/49	1,000	564
Standard Chartered PLC (B)
7.014%, 07/30/37	2,000	1,955
6.409%, 01/30/49	2,300	2,155
State Street Capital Trust III (B)
5.536%, 12/29/49	2,750	2,757
Wachovia Capital Trust III (B)
5.570%, 03/15/11	2,700	2,474
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	651

Total Corporate Bonds (Cost $33,117) ($ Thousands)		35,228

CASH EQUIVALENT — 5.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund
Cl A, 0.020% (G)†	19,871,003	19,871

Total Cash Equivalent (Cost $19,871) ($ Thousands)		19,871

Total Investments — 99.0% (Cost $325,569) ($ Thousands)†		$352,739

Percentages are based on Net Assets of $356,711 ($ Thousands).

†	Investement in Affiliated Security (See Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security in default on interest payment.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Convertible.

(G)	Rate shown is the 7-day effective yield as of February 29, 2012.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$232,896	$—	$232,896
Preferred Stock	63,413	1,331	—	64,744
Corporate Bonds	—	35,228	—	35,228
Cash Equivalent	19,871	—	—	19,871

Total Investments in Securities	$83,284	$269,455	$—	$352,739

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	63

Statements of Assets and Liabilities ($ Thousands)

February 29, 2012 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value†	$571,816		$994,411		$966,325		$681,918
Affiliated investment, at value††	—		—		5,672		18,871
Cash	11,137		29,003		—		11
Dividends and interest receivable	439		816		10,411		5,419
Receivable for investment securities sold	—		—		1,439		1,919
Receivable for fund shares sold	—		—		862		—
Prepaid expenses	16		27		27		18
Total Assets	583,408		1,024,257		984,736		708,156
LIABILITIES:
Administration fees payable	67		117		183		130
Investment advisory fees payable	19		34		252		164
Trustees fees payable	6		9		10		6
Chief Compliance Officer fees payable	2		3		3		2
Payable for investment securities purchased	—		—		15,756		18,461
Income distribution payable	—		9		260		76
Shareholder servicing fees payable	—		—		2		14
Payable for fund shares redeemed	—		—		613		722
Accrued expense payable	77		124		132		84
Total Liabilities	171		296		17,211		19,659
Net Assets	$583,237		$1,023,961		$967,525		$688,497
† Cost of investments	$571,816		$994,411		$893,563		$678,541
†† Cost of affiliated investments	—		—		5,672		18,871
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$583,235		$1,023,961		$902,584		$685,360
Undistributed (Distributions in excess of) net investment income	(1)		(2)		311		267
Accumulated net realized gain (loss) on investments, futures, and swap contracts	3		2		(8,132)		(507)
Net unrealized appreciation on investments	—		—		72,762		3,377
Net Assets	$583,237		$1,023,961		$967,525		$688,497
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.73		$10.08
	($583,237,029 ÷ 583,384,525 shares	)	($777,627,830 ÷ 777,796,323 shares	)	($967,525,391 ÷ 82,508,986 shares	)	($688,497,080 ÷ 68,316,501 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($241,214,296 ÷ 241,214,573 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($5,118,655 ÷ 5,123,692 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$166,562		$38,842		$72,271		$104,422		$82,429		$332,868
3,066		281		2,492		1,501		1,606		19,871
—		—		—		—		—		5
2,215		336		671		1,005		972		4,108
—		—		—		—		—		—
122		1		80		166		121		661
5		1		2		3		2		9
171,970		39,461		75,516		107,097		85,130		357,522

32		7		14		20		6		77
45		11		20		29		24		119
2		—		1		1		1		3
—		—		—		—		—		1
—		—		—		—		—		99
41		7		9		20		72		225
—		2		—		3		7		—
70		16		31		36		53		244
24		6		11		15		12		43
214		49		86		124		175		811
$171,756		$39,412		$75,430		$106,973		$84,955		$356,711
$151,713		$35,135		$66,324		$96,480		$76,576		$305,698
3,066		281		2,492		1,501		1,606		19,871

$157,109		$35,667		$69,374		$98,976		$80,548		$333,596

2		2		(2)		(1)		22		601
(204)		36		111		56		(1,468)		(4,656)
14,849		3,707		5,947		7,942		5,853		27,170
$171,756		$39,412		$75,430		$106,973		$84,955		$356,711

$11.05		$11.01		$10.85		$11.05		$10.94		$9.66
($171,756,136 ÷ 15,539,026 shares	)	($39,412,115 ÷ 3,579,788 shares	)	($75,429,716 ÷ 6,952,467 shares	)	($106,972,722 ÷ 9,680,820 shares	)	($61,190,724 ÷ 5,595,076 shares	)	($356,711,128 ÷ 36,930,914 shares	)

N/A		N/A		N/A		N/A		$10.94		N/A
								($23,763,942 ÷ 2,171,988 shares	)

N/A		N/A		N/A		N/A		N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	65

Statements of Operations ($ Thousands)

For the six month period ended February 29, 2012 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$634	$1,144	$17,500	$5,708
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	—	1
Total Investment Income	634	1,144	17,500	5,709
Expenses:
Administration Fees	1,028	1,811	1,114	780
Administrative and Shareholder Servicing Fees — Class A	714	962	1,158	811
Administrative and Shareholder Servicing Fees — Class B(1)	—	349	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	9	—	—
Investment Advisory Fees	114	201	1,531	1,072
Trustees’ Fees	10	18	17	12
Chief Compliance Officer Fees	1	3	2	2
Professional Fees	24	44	40	28
Printing Fees	21	39	35	24
Pricing Fees	21	34	34	10
Custodian/Wire Agent Fees	20	32	33	21
Registration Fees	13	20	20	13
Other Expenses	12	20	19	24
Total Expenses	1,978	3,542	4,003	2,797
Less, Waiver of:
Administration Fees	(658)	(1,257)	—	—
Shareholder Servicing Fees — Class A	(714)	(962)	(832)	(570)
Shareholder Servicing Fees — Class B	—	(349)	—	—
Shareholder Servicing Fees — Class C	—	(9)	—	—
Investment Advisory Fees	—	—	(228)	(167)
Net Expenses	606	965	2,943	2,060
Net Investment Income	28	179	14,557	3,649
Net Realized Gain (Loss) on:
Investments	3	8	7,949	(364)
Futures Contracts	—	—	—	—
Swap Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	18,868	356
Swap Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$31	$187	$41,374	$3,641

*	See Note 2 in the notes to financial statements.
(1)	Indicates class specific Administrative and Shareholder Service Fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,023	$635	$1,295	$1,685	$1,464	$6,728
—	—	—	—	—	2,222
1	—	—	—	—	3
3,024	635	1,295	1,685	1,464	8,953

203	46	89	123	81	550
211	48	92	128	73	392
—	—	—	—	34	—
—	—	—	—	—	—
278	63	122	170	142	786
3	1	1	2	2	6
—	—	—	—	—	1
7	2	3	4	4	13
6	1	3	4	3	12
6	1	3	4	3	11
6	1	3	4	3	11
4	1	2	2	2	6
4	1	1	2	2	6
728	165	319	443	349	1,794

(8)	—	(4)	(5)	(45)	(42)
(195)	(32)	(85)	(97)	(5)	(326)
—	—	—	—	(25)	—
—	—	—	—	—	—
(15)	(12)	(7)	(31)	(33)	(67)
510	121	223	310	241	1,359
2,514	514	1,072	1,375	1,223	7,594

631	125	197	541	259	201
—	—	—	—	—	115
—	—	—	—	—	(3,118)

3,580	891	1,162	1,475	1,850	17,142
—	—	—	—	—	2,353
$6,725	$1,530	$2,431	$3,391	$3,332	$24,287

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	67

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 29, 2012 (Unaudited) and the year ended August 31, 2011

	Tax Free Fund		Institutional Tax Free Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$28	$53	$179	$466
Net Realized Gain (Loss) on Investments	3	—	8	69
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	31	53	187	535
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(28)	(59)	(139)	(380)
Class B	—	—	(40)	(87)
Class C	—	—	(1)	(3)
Net Realized Gains
Class A	—	(152)	(53)	(88)
Class B	—	—	(17)	(22)
Class C	—	—	—	(1)
Total Dividends and Distributions	(28)	(211)	(250)	(581)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,728,242	3,755,379	1,501,629	2,750,833
Reinvestment of Dividends & Distributions	26	200	79	204
Cost of Shares Redeemed	(1,729,951)	(3,794,936)	(1,506,009)	(2,799,562)
Net Increase (Decrease) from Class A Transactions	(1,683)	(39,357)	(4,301)	(48,525)
Class B:
Proceeds from Shares Issued	—	—	287,707	420,457
Reinvestment of Dividends & Distributions	—	—	30	77
Cost of Shares Redeemed	—	—	(222,975)	(422,929)
Net Increase (Decrease) from Class B Transactions	—	—	64,762	(2,395)
Class C:
Proceeds from Shares Issued	—	—	15,119	29,749
Reinvestment of Dividends & Distributions	—	—	1	1
Cost of Shares Redeemed	—	—	(12,994)	(32,489)
Net Increase (Decrease) from Class C Transactions	—	—	2,126	(2,739)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(1,683)	(39,357)	62,587	(53,659)
Net Increase (Decrease) in Net Assets	(1,680)	(39,515)	62,524	(53,705)
Net Assets:
Beginning of Period	584,917	624,432	961,437	1,015,142
End of Period	$583,237	$584,917	$1,023,961	$961,437
Undistributed (Distributions in Excess of) Net Investment Income	$(1)	$(1)	$(2)	$(1)
(1)	For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Intermediate- Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
2012	2011	2012	2011	2012	2011

$14,557	$30,433	$3,649	$7,909	$2,514	$5,186
7,949	1,592	(364)	(9)	631	(121)
18,868	(7,751)	356	(1,610)	3,580	(389)
41,374	24,274	3,641	6,290	6,725	4,676

(14,314)	(30,483)	(3,739)	(7,816)	(2,514)	(5,273)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	(39)	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(14,314)	(30,483)	(3,778)	(7,816)	(2,514)	(5,273)

111,496	261,606	186,866	351,585	15,491	43,937
12,691	27,063	3,255	6,708	2,243	4,717
(116,118)	(287,295)	(115,780)	(314,995)	(22,122)	(41,315)
8,069	1,374	74,341	43,298	(4,388)	7,339

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
8,069	1,374	74,341	43,298	(4,388)	7,339
35,129	(4,835)	74,204	41,772	(177)	6,742

932,396	937,231	614,293	572,521	171,933	165,191
$967,525	$932,396	$688,497	$614,293	$171,756	$171,933
$311	$68	$267	$357	$2	$2

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	69

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 29, 2012 (Unaudited) and the year ended August 31, 2011

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$514	$1,088	$1,072	$2,303
Net Realized Gain (Loss) on Investments, Futures and Swap Contracts	125	149	197	20
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	891	(184)	1,162	(990)
Net Increase in Net Assets Resulting from Operations	1,530	1,053	2,431	1,333
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(520)	(1,086)	(1,072)	(2,305)
Class B	—	—	—	—
Net Realized Gains
Class A	(196)	(113)	(42)	(188)
Total Dividends and Distributions	(716)	(1,199)	(1,114)	(2,493)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	3,063	8,438	7,784	17,193
Reinvestment of Dividends & Distributions	651	1,106	1,046	2,332
Cost of Shares Redeemed	(4,218)	(8,735)	(10,154)	(22,869)
Net Increase (Decrease) from Class A Transactions	(504)	809	(1,324)	(3,344)
Class B:
Proceeds from Shares Issued	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) from Class B Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(504)	809	(1,324)	(3,344)
Net Increase (Decrease) in Net Assets	310	663	(7)	(4,504)
Net Assets:
Beginning of Period	39,102	38,439	75,437	79,941
End of Period	$39,412	$39,102	$75,430	$75,437
Undistributed (Distributions in Excess of) Net Investment Income	$2	$8	$(2)	$(2)
(1)	For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
2012	2011	2012	2011	2012	2011

$1,375	$3,053	$1,223	$2,510	$7,594	$12,867
541	1,068	259	227	(2,802)	1,958
1,475	(1,813)	1,850	(514)	19,495	(11,330)
3,391	2,308	3,332	2,223	24,287	3,495

(1,376)	(3,055)	(858)	(1,776)	(7,450)	(12,671)
—	—	(345)	(770)	—	—

(988)	(731)	—	—	—	—
(2,364)	(3,786)	(1,203)	(2,546)	(7,450)	(12,671)

10,339	20,896	7,084	15,828	67,783	167,010
2,150	3,433	708	1,513	6,280	10,534
(9,938)	(31,077)	(7,469)	(14,202)	(31,815)	(83,151)
2,551	(6,748)	323	3,139	42,248	94,393

—	—	2,134	4,554	—	—
—	—	34	93	—	—
—	—	(1,125)	(7,182)	—	—
—	—	1,043	(2,535)	—	—
2,551	(6,748)	1,366	604	42,248	94,393
3,578	(8,226)	3,495	281	59,085	85,217

103,395	111,621	81,460	81,179	297,626	212,409
$106,973	$103,395	$84,955	$81,460	$356,711	$297,626
$(1)	$—	$22	$2	$601	$457

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	71

Financial Highlights

For the six month period ended February 29, 2012 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax Free Fund
Class A
2012@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—		$— (1)	$1.00	—%	$583,237	0.21	%(5)	0.69%	0.01%	N/A
2011	1.00	—	(1)	—	—	(1)	— (1)	—	(1)	— (1)	1.00	0.03	584,917	0.30	(5)	0.69	0.01	N/A
2010	1.00	—	(1)	—	—	(1)	— (1)	—	(1)	— (1)	1.00	0.03	624,432	0.36	(4)	0.70	0.03	N/A
2009	1.00	0.010		—	0.010		(0.010)	—	(1)	(0.010)	1.00	1.06	981,847	0.48	(2)(4)	0.72	1.01	N/A
2008	1.00	0.023		—	0.023		(0.023)	—		(0.023)	1.00	2.33	891,222	0.45		0.68	2.28	N/A
2007	1.00	0.032		—	0.032		(0.032)	—		(0.032)	1.00	3.28	707,142	0.45		0.68	3.23	N/A
Institutional Tax Free Fund
Class A
2012@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.02%	$777,628	0.19	%(5)	0.69%	0.04%	N/A
2011	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.06	781,975	0.27	(5)	0.69	0.05	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.08	830,532	0.29	(4)	0.70	0.09	N/A
2009	1.00	0.012		—	0.012		(0.012)	—	(1)	(0.012)	1.00	1.22	1,109,466	0.37	(3)(4)	0.72	1.14	N/A
2008	1.00	0.024		—	0.024		(0.024)	—		(0.024)	1.00	2.44	1,128,205	0.33		0.68	2.39	N/A
2007	1.00	0.033		—	0.033		(0.033)	—		(0.033)	1.00	3.39	920,166	0.33		0.69	3.34	N/A
Class B
2012@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.02%	$241,214	0.19	%(5)	0.74%	0.03%	N/A
2011	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.06	176,468	0.27	(5)	0.74	0.04	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.07	178,900	0.30	(4)	0.74	0.07	N/A
2009	1.00	0.009		—	0.009		(0.009)	—	(1)	(0.009)	1.00	0.94	241,788	0.64	(3)(4)	0.75	0.93	N/A
2008	1.00	0.021		—	0.021		(0.021)	—		(0.021)	1.00	2.14	384,626	0.63		0.73	2.10	N/A
2007	1.00	0.030		—	0.030		(0.030)	—		(0.030)	1.00	3.09	329,241	0.63		0.74	3.04	N/A
Class C
2012@	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.02%	$5,119	0.19	%(5)	0.94%	0.03%	N/A
2011	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.06	2,994	0.27	(5)	0.93	0.05	N/A
2010	1.00	0.001		—	0.001		(0.001)	—	(1)	(0.001)	1.00	0.06	5,710	0.31	(4)	0.95	0.07	N/A
2009	1.00	0.008		—	0.008		(0.008)	—	(1)	(0.008)	1.00	0.78	14,699	0.81	(3)(4)	0.92	0.82	N/A
2008	1.00	0.019		—	0.019		(0.019)	—		(0.019)	1.00	1.93	17,278	0.83		0.93	1.96	N/A
2007	1.00	0.028		—	0.028		(0.028)	—		(0.028)	1.00	2.87	33,056	0.83		0.94	2.85	N/A
Intermediate-Term Municipal Fund
Class A
2012@	$11.39	$0.18		$0.34	$0.52		$(0.18)	$—		$(0.18)	$11.73	4.57%	$967,525	0.63%		0.86%	3.14%	19%
2011	11.48	0.38		(0.09)	0.29		(0.38)	—		(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
2010	10.83	0.38		0.65	1.03		(0.38)	—		(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
2009	10.70	0.38		0.13 ††	0.51		(0.38)	—		(0.38)	10.83	4.92	812,639	0.63		0.86	3.61	36
2008	10.63	0.38		0.07	0.45		(0.38)	—		(0.38)	10.70	4.26	1,119,100	0.62		0.85	3.49	36
2007	10.81	0.39		(0.18)	0.21		(0.39)	—		(0.39)	10.63	1.94	1,152,018	0.60		0.86	3.62	34
Short Duration Municipal Fund
Class A
2012@	$10.08	$0.06		$—	$0.06		$(0.06)	$—	(1)	$(0.06)	$10.08	0.58%	$688,497	0.63%		0.86%	1.13%	21%
2011	10.11	0.14		(0.03)	0.11		(0.14)	—		(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
2010	10.16	0.18		—	0.18		(0.18)	(0.05)		(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
2009	10.06	0.27		0.10	0.37		(0.27)	—		(0.27)	10.16	3.70	434,025	0.63		0.86	2.68	68
2008	9.93	0.30		0.13	0.43		(0.30)	—		(0.30)	10.06	4.37	348,751	0.62		0.86	2.95	38
2007	9.92	0.31		0.01	0.32		(0.31)	—		(0.31)	9.93	3.23	292,216	0.60		0.86	3.12	28
California Municipal Bond Fund
Class A
2012@	$10.78	$0.16		$0.27	$0.43		$(0.16)	$—		$(0.16)	$11.05	4.03%	$171,756	0.60%		0.86%	2.98%	6%
2011	10.85	0.34		(0.07)	0.27		(0.34)	—		(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
2010	10.24	0.35		0.61	0.96		(0.35)	—		(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
2009	10.22	0.34		0.06††	0.40		(0.34)	(0.04)		(0.38)	10.24	4.11	145,833	0.60		0.86	3.40	25
2008	10.04	0.34		0.18	0.52		(0.34)	—	(1)	(0.34)	10.22	5.29	220,938	0.60		0.85	3.34	16
2007	10.18	0.35		(0.13)	0.22		(0.35)	(0.01)		(0.36)	10.04	2.13	219,744	0.60		0.86	3.45	14
Massachusetts Municipal Bond Fund
Class A
2012@	$10.77	$0.15		$0.30	$0.45		$(0.15)	$(0.06)		$(0.21)	$11.01	4.16%	$39,412	0.63%		0.86%	2.69%	4%
2011	10.83	0.31		(0.03)	0.28		(0.31)	(0.03)		(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
2010	10.26	0.32		0.61	0.93		(0.32)	(0.04)		(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14
2009	9.99	0.35		0.30	0.65		(0.35)	(0.03)		(0.38)	10.26	6.67	33,578	0.63		0.86	3.51	20
2008	9.83	0.34		0.18	0.52		(0.34)	(0.02)		(0.36)	9.99	5.36	46,448	0.62		0.86	3.44	14
2007	9.94	0.35		(0.10)	0.25		(0.35)	(0.01)		(0.36)	9.83	2.51	42,238	0.60		0.86	3.52	13

72	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
New Jersey Municipal Bond Fund
Class A
2012@	$10.65	$0.15	$0.21	$0.36	$(0.15)	$(0.01)	$(0.16)	$10.85	3.42%	$75,430	0.60%	0.86%	2.91%	6%
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60	0.86	3.04	6
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60	0.86	3.12	12
2009	10.13	0.33	0.18	0.51	(0.33)	—	(0.33)	10.31	5.21	76,339	0.60	0.86	3.32	7
2008	9.95	0.33	0.18	0.51	(0.33)	—	(0.33)	10.13	5.18	125,383	0.60	0.86	3.26	10
2007	10.05	0.34	(0.10)	0.24	(0.34)	— (6)	(0.34)	9.95	2.41	118,700	0.60	0.86	3.36	21
New York Municipal Bond Fund
Class A
2012@	$10.94	$0.15	$0.22	$0.37	$(0.15)	$(0.11)	$(0.26)	$11.05	3.35%	$106,973	0.60%	0.86%	2.68%	9%
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
2009	10.37	0.35	0.19	0.54	(0.35)	(0.04)	(0.39)	10.52	5.33	100,387	0.60	0.86	3.40	10
2008	10.20	0.34	0.18	0.52	(0.34)	(0.01)	(0.35)	10.37	5.16	151,827	0.60	0.85	3.32	15
2007	10.26	0.35	(0.06)	0.29	(0.35)	— (6)	(0.35)	10.20	2.88	151,008	0.60	0.86	3.41	8
Pennsylvania Municipal Bond Fund
Class A
2012@	$10.65	$0.16	$0.29	$0.45	$(0.16)	$—	$(0.16)	$10.94	4.22%	$61,191	0.63%	0.84%	2.97%	8%
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
2009	10.25	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.15	2.88	47,932	0.63	0.92	3.79	15
2008	10.28	0.40	(0.02)	0.38	(0.40)	(0.01)	(0.41)	10.25	3.77	81,073	0.62	0.83	3.87	14
2007	10.43	0.42	(0.15)	0.27	(0.42)	—	(0.42)	10.28	2.61	77,775	0.60	0.84	4.04	23
Class B
2012@	$10.66	$0.17	$0.27	$0.44	$(0.16)	$—	$(0.16)	$10.94	4.20%	$23,764	0.48%	0.89%	3.12%	8%
2011	10.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	10.66	2.85	22,116	0.48	0.89	3.33	14
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
2009	10.25	0.39	(0.09)	0.30	(0.39)	—	(0.39)	10.16	3.11	25,946	0.48	0.97	3.92	15
2008	10.28	0.41	(0.02)	0.39	(0.41)	(0.01)	(0.42)	10.25	3.90	25,544	0.48	0.88	4.01	14
2007	10.43	0.43	(0.15)	0.28	(0.43)	—	(0.43)	10.28	2.74	27,767	0.48	0.89	4.16	23
Tax-Advantaged Income Fund
Class A
2012@	$9.19	$0.22	$0.47	$0.69	$(0.22)	$—	$(0.22)	$9.66	7.60%	$356,711	0.86%	1.14%	4.84%	8%
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18
2009	8.95	0.50	(0.37)††	0.13	(0.49)	—	(0.49)	8.59	2 .34	161,118	0.86	1.13	6.45	16
2008**	10.00	0.47	(1.07)	(0.6)	(0.45)	— (6)	(0.45)	8.95	(6.15)	104,718	0.86	1.15	5.16	41

(1)	Amount represents less than $0.001 per share.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.
(4)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3. The Trust participated in the Treasury Guarantee Program for the Money Market Funds from September 18, 2008 through September 19, 2009.
(5)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(6)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
**	The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios have been annualized.
@	For the six month period ended February 29, 2012. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	73

Notes to Financial Statements (Unaudited)

February 29, 2012

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Money Market Funds, (each a “Fund,” collectively “the Money Market Funds”), the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund,” collectively “the Fixed Income Funds”). The Funds are registered to offer up to four classes of shares: Class A, Class B, Class C and Class G. As of period end the Class G shares have not launched. The Trust’s prospectuses provide a description of each Fund’s investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 29, 2012, there were no fair valued securities in the Funds.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available inthe circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the

74	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 29, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended February 29, 2012 there were no transfers between levels.

For the six-month period ended February 29, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 29, 2012, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Swap Agreements — The Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or

for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 29, 2012, there were no outstanding swap agreements.

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceeds $50 million within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the six-month period ended February 29, 2012, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

Fees Paid Indirectly — The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	75

Notes to Financial Statements (Unaudited) (Continued)

February 29, 2012

wire agent fees on the statement of operations, with the corresponding expense offset shown as “fees paid indirectly,” if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEI”), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

Tax Free Fund	0.36%
Institutional Tax Free Fund	0.36
Intermediate-Term Municipal Fund	0.24
Short Duration Municipal Fund	0.24
California Municipal Bond Fund	0.24
Massachusetts Municipal Bond Fund	0.24
New Jersey Municipal Bond Fund	0.24
New York Municipal Bond Fund	0.24
Pennsylvania Municipal Bond Fund	0.20
Tax-Advantaged Income Fund	0.35

However, the Administrator has voluntarily agreed to waive a portion of its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds’ daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

Fund	Tax Free	Institutional Tax Free	Intermediate- Term Municipal	Short Duration Municipal	California Municipal Bond
Class A	0.45%	0.33%	0.63%	0.63%	0.60%
Class B	—	0.63	—	—	—
Class C	—	0.83	—	—	—

Fund	Massachusetts Municipal Bond	New Jersey Municipal Bond	New York Municipal Bond	Pennsylvania Municipal Bond	Tax- Advantaged Bond
Class A	0.63%	0.60%	0.60%	0.63%	0.86%
Class B	—	—	—	0.48	—

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

Fund	Shareholder Servicing Fees	Administrative Service Fees
Tax Free
Class A	.25%	—
Institutional Tax Free
Class A	.25	—
Class B	.25	.05%
Class C	.25	.25
Intermediate-Term Municipal
Class A	.25	—
Short Duration
Municipal — Class A	.25	—
California Municipal Bond
Class A	.25	—
Massachusetts Municipal Bond
Class A	.25	—
New Jersey Municipal Bond
Class A	.25	—
New York Municipal Bond
Class A	.25	—
Pennsylvania Municipal Bond
Class A	.25	—
Class B	.25	.05
Tax-Advantaged Income
Class A	.25	—

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

The Distributor has voluntarily agreed to waive and reduce its fee and/ or reimburse certain expenses of the Money Market Funds in order to maintain the one-day net income yield of the Funds at not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended February 29, 2012:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Service Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$658	$—
Institutional Tax Free Fund, Cl A	533	—
Institutional Tax Free Fund, Cl B	162	349
Institutional Tax Free Fund, Cl C	3	9

Other — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator, or the Distributor, SEI Investments Management Corporation (“SIMC”) (the “Adviser”), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

76	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the Trust to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed and approved annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-months ended February 29, 2012, the Trust has not participated in The Program.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and ..33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds’ total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of the Money Market Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Advisor for the Money Market Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Fixed Income LLC (“NBFI”) acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Wells Capital Management, Inc. (“Wells”) acts as the Sub-Adviser for the Short Duration Municipal Fund. Standish Mellon Asset Management (“SMAM”) acts as Sub-Adviser for the

Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company (“DMC”) act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. (“MIM”) is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacific Investment Management Company LLC (“PIMCO”) and Spectrum Asset Management (“Spectrum”) act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement. SIMC is responsible for the supervision of, and payment of fees to NBFI, MIM, DMC, SMAM, Wells, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six-months ended February 29, 2012, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$189,610	$145,512	$10,548	$1,483
Sales	(175,473)	(68,959)	(15,248)	(2,069)

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$4,567	$10,285	$6,929	$50,612
Sales	(7,024)	(9,406)	(6,483)	(22,502)

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of such securities.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	77

Notes to Financial Statements (Unaudited) (Continued)

February 29, 2012

risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated invest ment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2011	$61	$6	$144	$211
	2010	131	75	—	206
Institutional Tax Free Fund	2011	470	—	111	581
	2010	758	149	24	931
Intermediate-Term Municipal Fund	2011	30,442	41	—	30,483
	2010	31,059	24	—	31,083
Short Duration Municipal Fund	2011	7,809	7	—	7,816
	2010	8,533	1,552	953	11,038
California Municipal Bond Fund	2011	5,198	75	—	5,273
	2010	5,261	2	—	5,263
Massachusetts Municipal Bond Fund	2011	1,085	2	112	1,199
	2010	1,124	—	120	1,244
New Jersey Municipal Bond Fund	2011	2,305	—	188	2,493
	2010	2,503	—	—	2,503
New York Municipal Bond Fund	2011	3,055	—	731	3,786
	2010	3,315	4	—	3,319
Pennsylvania Municipal Bond Fund	2011	2,532	14	—	2,546
	2010	2,762	1	—	2,763
Tax-Advantaged Income Fund	2011	7,581	5,090	—	12,671
	2010	5,234	3,841	—	9,075

78	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

As of fiscal year end August 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$3	$—	$—	$—	$—	$—	$(4)	$(1)
Institutional Tax Free Fund	39	63	—	—	—	—	(39)	63
Intermediate-Term Municipal Fund	2,510	—	—	(16,064)	(18)	53,964	(2,511)	37,881
Short Duration Municipal Fund	724	—	—	(100)	(4)	3,222	(568)	3,274
California Municipal Bond Fund	439	—	—	(478)	(358)	11,274	(441)	10,436
Massachusetts Municipal Bond Fund	84	3	105	—	—	2,824	(85)	2,931
New Jersey Municipal Bond Fund	193	—	—	—	(44)	4,784	(194)	4,739
New York Municipal Bond Fund	256	4	500	—	—	6,467	(257)	6,970
Pennsylvania Municipal Bond Fund	164	—	—	(1,728)	—	4,027	(185)	2,278
Tax-Advantaged Income Fund	819	554	—	(1,715)	—	7,994	(1,374)	6,278

Post-October losses represent losses realized on investment transactions from November 1, 2010 through August 31, 2011, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Total Capital Loss Carryforward 8/31/2011 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$4,482	$8,217	$2,045	$1,320	$—	$—	$—	$16,064
Short Duration Municipal Fund	100	—	—	—	—	—	—	—	100
California Municipal Bond Fund	—	182	296	—	—	—	—	—	478
Pennsylvania Municipal Bond Fund	—	1,457	271	—	—	—	—	—	1,728
Tax-Advantaged Income Fund	—	—	1,715	—	—	—	—	—	1,715

During the fiscal year ending August 31, 2011, the following funds utilized capital loss carryforwards to offset realized capital gains.

Amount ($ Thousands)
Intermediate-Term Municipal Fund	$1,610
California Municipal Bond Fund	236
Pennsylvania Municipal Bond Fund	227
Tax-Advantaged Income Fund	1,902

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service.

At February 29, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$898,923	$74,222	$(1,148)	$73,074
Short Duration Municipal Fund	697,291	4,157	(659)	3,498
California Municipal Bond Fund	154,775	14,853	—	14,853
Massachusetts Municipal Bond Fund	35,416	3,707	—	3,707
New Jersey Municipal Bond Fund	68,816	5,947	—	5,947
New York Municipal Bond Fund	97,981	7,942	—	7,942
Pennsylvania Municipal Bond Fund	78,158	5,884	(7)	5,877
Tax-Advantaged Income Fund	324,966	31,579	(3,806)	27,773

At February 29, 2012, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	79

Notes to Financial Statements (Unaudited) (Concluded)

February 29, 2012

9. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,728,242	3,755,379	1,501,629	2,750,833	9,701	23,587
Reinvestments of Dividends & Distributions	26	200	79	204	1,102	2,431
Cost of Shares Redeemed	(1,729,951)	(3,794,936)	(1,506,009)	(2,799,562)	(10,153)	(25,826)
Total Class A Transactions	(1,683)	(39,357)	(4,301)	(48,525)	650	192
Class B:
Proceeds from Shares Issued	—	—	287,707	420,457	—	—
Reinvestments of Dividends & Distributions	—	—	30	77	—	—
Cost of Shares Redeemed	—	—	(222,975)	(422,929)	—	—
Total Class B Transactions	—	—	64,762	(2,395)	—	—
Class C:
Proceeds from Shares Issued	—	—	15,119	29,749	—	—
Reinvestments of Dividends & Distributions	—	—	1	1	—	—
Cost of Shares Redeemed	—	—	(12,994)	(32,489)	—	—
Total Class C Transactions	—	—	2,126	(2,739)	—	—
Increase (Decrease) in Share Transactions	(1,683)	(39,357)	62,587	(53,659)	650	192

Amounts designated as “—” are $0 or have been rounded to $0.

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	18,558	34,909	1,427	4,201	283	808
Reinvestments of Dividends & Distributions	323	666	206	448	60	106
Cost of Shares Redeemed	(11,496)	(31,279)	(2,045)	(3,930)	(392)	(833)
Total Class A Transactions	7,385	4,296	(412)	719	(49)	81
Increase (Decrease) in Share Transactions	7,385	4,296	(412)	719	(49)	81

Amounts designated as “—” are $0 or have been rounded to $0.

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	2012	2011	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	724	1,653	947	1,967	657	1,532	7,314	17,953
Reinvestments of Dividends & Distributions	98	223	197	321	66	145	675	1,141
Cost of Shares Redeemed	(952)	(2,197)	(914)	(2,907)	(699)	(1,368)	(3,438)	(9,013)
Total Class A Transactions	(130)	(321)	230	(619)	24	309	4,551	10,081
Class B:
Proceeds from Shares Issued	—	—	—	—	198	440	—	—
Reinvestments of Dividends & Distributions	—	—	—	—	3	9	—	—
Cost of Shares Redeemed	—	—	—	—	(104)	(689)	—	—
Total Class B Transactions	—	—	—	—	97	(240)	—	—
Increase (Decrease) in Share Transactions	(130)	(321)	230	(619)	121	69	4,551	10,081

Amounts designated as “—” are $0 or have been rounded to $0.

80	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

10. RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, and the valuation processes used by the reporting entity. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management has evaluated the implications of ASU 2011-04 and does not believe adoption will have a material impact on the financial statements.

11. SUBSEQUENT EVENT

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	81

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Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.21%	$1.04
Hypothetical 5% Return
Class A	$1,000.00	$1,023.81	0.21%	$1.06
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.19%	$0.94
Class B	1,000.00	1,000.20	0.19	0.94
Class C	1,000.00	1,000.20	0.19	0.94
Hypothetical 5% Return
Class A	$1,000.00	$1,023.91	0.19%	$0.96
Class B	1,000.00	1,023.91	0.19	0.96
Class C	1,000.00	1,023.91	0.19	0.96
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,045.70	0.63%	$3.26
Hypothetical 5% Return
Class A	$1,000.00	$1,021.64	0.63%	$3.22

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Annualized Expense Ratios	Expenses Paid During Period*
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,005.80	0.63%	$3.19
Hypothetical 5% Return
Class A	$1,000.00	$1,021.64	0.63%	$3.22
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,040.30	0.60%	$3.09
Hypothetical 5% Return
Class A	$1,000.00	$1,021.79	0.60%	$3.07
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,041.60	0.63%	$3.20
Hypothetical 5% Return
Class A	$1,000.00	$1,021.69	0.63%	$3.17
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,034.20	0.60%	$3.09
Hypothetical 5% Return
Class A	$1,000.00	$1,021.79	0.60%	$3.07

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012	83

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Annualized Expense Ratios	Expenses Paid During Period*
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,033.50	0.60%	$3.08
Hypothetical 5% Return
Class A	$1,000.00	$1,021.79	0.60%	$3.07
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,042.20	0.63%	$3.20
Class B	1,000.00	1,042.00	0.48	2.44
Hypothetical 5% Return
Class A	$1,000.00	$1,021.69	0.63%	$3.17
Class B	1,000.00	1,022.45	0.48	2.42

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Annualized Expense Ratios	Expenses Paid During Period*
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,076.00	0.86%	$4.49
Hypothetical 5% Return
Class A	$1,000.00	$1,020.48	0.86%	$4.38

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

84	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-090 (2/12)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 7, 2012

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 7, 2012